                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09599

                                   ----------

                            STATE STREET MASTER FUNDS
               (Exact name of registrant as specified in charter)

                                  P.O. Box 5049
                           Boston, Massachusetts 02206
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)                     Copy to:

Tim Walsh, Vice President and Counsel             Timothy W. Diggins, Esq.
  State Street Bank and Trust Company                   Ropes & Gray LLP
    2 Avenue de Lafayette, 6th Floor                 One International Place
      Boston, Massachusetts 02111               Boston, Massachusetts 02110-2624

Registrant's telephone number, including area code: (617) 662-0835

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

ITEM 1: SHAREHOLDER REPORT

                     STATE STREET EQUITY 500 INDEX PORTFOLIO

                               SEMI-ANNUAL REPORT

                                  JUNE 30, 2007

                                   (UNAUDITED)

STATE STREET EQUITY 500 INDEX PORTFOLIO

EXPENSE EXAMPLE

As a shareholder of the State Street Equity 500 Index Portfolio (the "Portfolio"), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2007* to June 30, 2007.

The table below illustrates your Portfolio's costs in two ways:

     - BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the actual return of the Portfolio, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading "Expenses Paid During Period".

     - BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case-because the return used is not the Portfolio's actual return- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2007

                           BEGINNING         ENDING
                         ACCOUNT VALUE    ACCOUNT VALUE    EXPENSES PAID
                        JANUARY 1, 2007   JUNE 30, 2007   DURING PERIOD *
                        ---------------   -------------   ---------------
BASED ON ACTUAL
   PORTFOLIO RETURN       $1,000.00         $1,069.50         $0.23
BASED ON HYPOTHETICAL
   (5% RETURN BEFORE
   EXPENSES)              $1,000.00         $1,024.57         $0.23

* The calculations are based on expenses incurred in the most recent fiscal period of the Portfolio. The annualized average weighted expense ratio as of June 30, 2007 was 0.045%. The dollar amounts shown as "Expenses Paid" are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

STATE STREET EQUITY 500 INDEX PORTFOLIO

PORTFOLIO STATISTICS (UNAUDITED)

PORTFOLIO COMPOSITION*                                 JUNE 30, 2007
----------------------                                 -------------
Common Stocks                                               97.8%
Money Market Funds                                           1.5
U.S. Government Securities                                   0.2
Liabilities less cash and other assets                       0.5
                                                           -----
Total                                                      100.0%
                                                           =====

TOP FIVE SECTORS (EXCLUDING SHORT-TERM INVESTMENTS)*   JUNE 30, 2007
----------------------------------------------------   -------------
Financials                                                  20.5%
Information Technology                                      14.7
Health Care                                                 11.3
Industrials                                                 11.2
Consumer Discretionary                                      10.3
Energy                                                      10.3
                                                            ----
Total                                                       78.3%
                                                            ====

* As a percentage of net assets as of the date indicated. The Portfolio's composition may vary over time.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2007 (UNAUDITED)

                                                                        MARKET
                                                                         VALUE
                                                            SHARES       (000)
                                                          ---------   ----------
COMMON STOCKS -- 97.8%
CONSUMER DISCRETIONARY -- 10.3%
Abercrombie & Fitch Co.                                      17,968   $    1,311
Amazon.Com, Inc. (a)                                         62,212        4,256
Apollo Group, Inc. Class A (a)                               29,068        1,698
AutoNation, Inc. (a)                                         30,992          695
AutoZone, Inc. (a)                                            9,180        1,254
Bed Bath & Beyond, Inc. (a)                                  55,467        1,996
Best Buy Co., Inc.                                           82,076        3,830
Big Lots, Inc. (a)                                           22,762          670
Black & Decker Corp.                                         13,556        1,197
Brunswick Corp.                                              19,033          621
Carnival Corp.                                               89,754        4,377
CBS Corp. Class B                                           146,179        4,871
Centex Corp.                                                 24,662          989
Circuit City Stores, Inc.                                    29,424          444
Citadel Broadcasting Corp.                                    3,251           21
Clear Channel Communications, Inc.                           99,109        3,748
Coach, Inc. (a)                                              73,865        3,500
Comcast Corp. Class A (a)                                   621,038       17,464
D.R. Horton, Inc.                                            54,763        1,091
Darden Restaurants, Inc.                                     29,106        1,280
Dillard's, Inc. Class A                                      12,590          452
DIRECTV Group, Inc. (a)                                     154,582        3,572
Dollar General Corp.                                         64,764        1,420
Dow Jones & Co., Inc.                                        13,543          778
Eastman Kodak Co.                                            59,594        1,659
eBay, Inc. (a)                                              228,599        7,356
EW Scripps Co. Class A                                       17,240          788
Family Dollar Stores, Inc.                                   31,412        1,078
Federated Department Stores, Inc.                            91,734        3,649
Ford Motor Co.                                              380,839        3,588
Fortune Brands, Inc.                                         29,847        2,459
Gannett Co., Inc.                                            46,671        2,565
Gap, Inc.                                                   108,086        2,064
General Motors Corp.                                        111,466        4,213
Genuine Parts Co.                                            34,965        1,734
Goodyear Tire & Rubber Co. (a)                               36,774        1,278
H&R Block, Inc.                                              65,556        1,532
Harley-Davidson, Inc.                                        50,693        3,022
Harman International Industries, Inc.                        13,518        1,579
Harrah's Entertainment, Inc.                                 37,162        3,168
Hasbro, Inc.                                                 33,001        1,037
Hilton Hotels Corp.                                          76,361        2,556
Home Depot, Inc.                                            394,424       15,521
Host Hotels & Resorts, Inc.                                 106,440        2,461
International Game Technology                                66,380        2,635
Interpublic Group of Cos., Inc. (a)                          96,155        1,096
JC Penney & Co., Inc.                                        45,541        3,296
Johnson Controls, Inc.                                       39,671        4,593
Jones Apparel Group, Inc.                                    21,438          606

                                                                        MARKET
                                                                         VALUE
                                                            SHARES       (000)
                                                          ---------   ----------
KB HOME                                                      15,150   $      596
Kohl's Corp. (a)                                             63,936        4,541
Leggett & Platt, Inc.                                        35,226          777
Lennar Corp. Class A                                         28,603        1,046
Limited Brands                                               70,205        1,927
Liz Claiborne, Inc.                                          21,298          794
Lowe's Cos., Inc.                                           303,360        9,310
Marriot International, Inc. Class A                          64,846        2,804
Mattel, Inc.                                                 80,655        2,040
McDonald's Corp.                                            240,039       12,184
McGraw-Hill, Inc.                                            68,066        4,634
Meredith Corp.                                                8,079          498
New York Times Co. Class A                                   29,823          758
Newell Rubbermaid, Inc.                                      56,935        1,676
News Corp. Class A                                          467,500        9,916
NIKE, Inc. Class B                                           76,244        4,444
Nordstrom, Inc.                                              44,751        2,288
Office Depot, Inc. (a)                                       56,890        1,724
OfficeMax, Inc.                                              15,495          609
Omnicom Group, Inc.                                          66,656        3,527
Polo Ralph Lauren Corp.                                      12,304        1,207
Pulte Homes, Inc.                                            43,857          985
Radioshack Corp.                                             28,165          933
Sears Holdings Corp. (a)                                     16,315        2,765
Sherwin-Williams Co.                                         21,092        1,402
Snap-On, Inc.                                                12,096          611
Stanley Works                                                16,880        1,025
Staples, Inc.                                               145,213        3,446
Starbucks Corp. (a)                                         146,505        3,844
Starwood Hotels & Resorts Worldwide, Inc.                    42,240        2,833
Target Corp.                                                171,207       10,889
Tiffany & Co.                                                28,084        1,490
Time Warner, Inc.                                           761,827       16,029
TJX Cos., Inc.                                               92,681        2,549
Tribune Co.                                                  17,026          501
V.F. Corp.                                                   17,300        1,584
Viacom, Inc. Class B (a)                                    137,461        5,723
Walt Disney Co.                                             395,717       13,510
Wendy's International, Inc.                                  17,426          640
Whirlpool Corp.                                              15,833        1,761
Wyndham Worldwide Corp. (a)                                  35,125        1,274
Yum! Brands, Inc.                                           105,270        3,444
                                                                      ----------
                                                                         281,606
                                                                      ----------
CONSUMER STAPLES -- 9.1%
Altria Group, Inc.                                          420,867       29,520
Anheuser-Busch Cos., Inc.                                   153,484        8,006
Archer-Daniels-Midland Co.                                  131,829        4,362
Avon Products, Inc.                                          89,296        3,282
Brown-Forman Corp. Class B                                   16,341        1,194
Campbell Soup Co.                                            44,856        1,741
Clorox Co.                                                   31,063        1,929
Coca-Cola Co.                                               402,502       21,055
Coca-Cola Enterprises, Inc.                                  57,499        1,380

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2007 (UNAUDITED)

                                                                        MARKET
                                                                         VALUE
                                                            SHARES       (000)
                                                          ---------   ----------
CONSUMER STAPLES -- (CONTINUED)
Colgate-Palmolive Co.                                       102,023   $    6,616
ConAgra Foods, Inc.                                          99,003        2,659
Constellation Brands, Inc. Class A (a)                       38,122          926
Costco Wholesale Corp.                                       90,679        5,307
CVS Corp.                                                   307,120       11,194
Dean Foods Co. (a)                                           25,866          824
Estee Lauder Cos, Inc. Class A                               23,812        1,084
General Mills, Inc.                                          69,037        4,033
H.J. Heinz Co.                                               65,954        3,131
Hershey Foods Corp.                                          33,366        1,689
Kellogg Co.                                                  51,066        2,645
Kimberly-Clark Corp.                                         90,686        6,066
Kraft Foods, Inc.                                           322,401       11,365
Kroger Co.                                                  141,594        3,983
McCormick & Co., Inc.                                        25,963          991
Molson Coors Brewing Co., Class B                             9,447          873
Pepsi Bottling Group, Inc.                                   27,090          912
PepsiCo, Inc.                                               327,327       21,227
Procter & Gamble Co.                                        631,273       38,628
Reynolds American, Inc.                                      34,855        2,273
Safeway, Inc.                                                86,702        2,950
Sara Lee Corp.                                              148,645        2,586
SuperValu, Inc.                                              41,934        1,942
Sysco Corp.                                                 123,421        4,072
Tyson Foods, Inc., Class A                                   52,309        1,205
UST Corp.                                                    32,960        1,770
Wal-Mart Stores, Inc.                                       487,134       23,436
Walgreen Co.                                                199,284        8,677
Whole Foods Market, Inc.                                     28,605        1,096
Wrigley Wm., Jr. Co.                                         42,241        2,336
                                                                      ----------
                                                                         248,965
                                                                      ----------
ENERGY -- 10.3%
Anadarko Petroleum Corp.                                     93,562        4,864
Apache Corp.                                                 66,938        5,461
Baker Hughes, Inc.                                           64,253        5,406
BJ Services Co.                                              60,161        1,711
Chesapeake Energy Corp.                                      83,052        2,874
ChevronTexaco Corp.                                         431,562       36,355
ConocoPhillips                                              326,980       25,668
Devon Energy Corp.                                           88,290        6,912
El Paso Corp.                                               142,038        2,447
ENSCO International, Inc.                                    30,760        1,877
EOG Resources, Inc.                                          49,439        3,612
ExxonMobil Corp.                                          1,128,765       94,681
Halliburton Co.                                             183,720        6,338
Hess Corp.                                                   53,187        3,136
Marathon Oil Corp.                                          136,639        8,193
Murphy Oil Corp.                                             38,497        2,288
Nabors Industries, Ltd. (a)                                  57,066        1,905
National Oilwell Varco, Inc. (a)                             35,561        3,707
Noble Corp.                                                  26,379        2,573
Occidental Petroleum Corp.                                  166,901        9,660

                                                                        MARKET
                                                                         VALUE
                                                            SHARES       (000)
                                                          ---------   ----------
Rowan Cos., Inc.                                             22,960   $      941
Schlumberger, Ltd.                                          235,434       19,998
Smith International, Inc.                                    40,947        2,401
Sunoco, Inc.                                                 24,942        1,987
Transocean, Inc. (a)                                         58,106        6,158
Valero Energy Corp.                                         110,546        8,165
Weatherford International Ltd. (a)                           66,724        3,686
Williams Cos., Inc.                                         121,119        3,830
XTO Energy, Inc.                                             75,963        4,565
                                                                      ----------
                                                                         281,399
                                                                      ----------
FINANCIALS -- 20.5%
ACE, Ltd.                                                    65,299        4,082
AFLAC, Inc.                                                  97,052        4,988
Allstate Corp.                                              120,863        7,434
Ambac Financial Group, Inc.                                  20,719        1,806
American Express Co.                                        238,051       14,564
American International Group, Inc.                          520,393       36,443
Ameriprise Financial, Inc.                                   48,098        3,058
AON Corp.                                                    58,523        2,494
Apartment Investment & Management Co. Class A                19,984        1,008
Archstone-Smith Trust                                        43,300        2,559
Assurant, Inc.                                               16,894          995
AvalonBay Communities, Inc.                                  16,308        1,939
Bank of America Corp.                                       888,598       43,444
Bank of New York Co., Inc.                                  150,074        6,219
BB&T Corp.                                                  107,292        4,365
Bear Stearns Cos., Inc.                                      23,904        3,347
Boston Properties, Inc.                                      23,315        2,381
Capital One Financial Corp.                                  82,500        6,471
CB Richard Ellis Group, Inc. Class A (a)                     38,377        1,401
Charles Schwab Corp.                                        203,287        4,171
Chicago Mercantile Exchange Holdings, Inc.                    7,088        3,788
Chubb Corp.                                                  79,482        4,303
Cincinnati Financial Corp.                                   35,173        1,527
CIT Group, Inc.                                              39,188        2,149
Citigroup, Inc.                                             990,655       50,812
Comerica, Inc.                                               31,970        1,901
Commerce Bancorp, Inc.                                       38,888        1,438
Compass Bancshares, Inc.                                     26,546        1,831
Countrywide Financial Corp.                                 119,222        4,334
Developers Diversified Realty Corp.                          25,878        1,364
E*Trade Financial Corp. (a)                                  87,673        1,937
Equity Residential                                           57,810        2,638
Fannie Mae                                                  193,026       12,610
Federal Home Loan Mortgage Corp.                            131,778        7,999
Federated Investors, Inc. Class B                            18,710          717

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2007 (UNAUDITED)

                                                                        MARKET
                                                                         VALUE
                                                            SHARES       (000)
                                                          ---------   ----------
FINANCIALS -- (CONTINUED)
Fidelity National Information Services, Inc.                 33,590   $    1,823
Fifth Third Bancorp                                         110,120        4,379
First Horizon National Corp.                                 25,778        1,005
Franklin Resources, Inc.                                     33,138        4,390
General Growth Properties, Inc.                              49,200        2,605
Genworth Financial, Inc. Class A                             82,313        2,832
Goldman Sachs Group, Inc.                                    82,179       17,812
Hartford Financial Services Group, Inc.                      63,658        6,271
Hudson City Bancorp, Inc.                                   101,557        1,241
Huntington Bancshares, Inc.                                  73,381        1,669
J.P. Morgan Chase & Co.                                     683,768       33,129
Janus Capital Group, Inc.                                    39,115        1,089
KeyCorp                                                      77,804        2,671
Kimco Realty Corp.                                           45,938        1,749
Legg Mason, Inc.                                             26,743        2,631
Lehman Brothers Holdings, Inc.                              104,674        7,800
Lincoln National Corp.                                       53,551        3,799
Loews Corp.                                                  90,370        4,607
M & T Bank Corp.                                             15,577        1,665
Marsh & McLennan Cos., Inc.                                 112,397        3,471
Marshall & Ilsley Corp.                                      50,056        2,384
MBIA, Inc.                                                   25,381        1,579
Mellon Financial Corp.                                       82,999        3,652
Merrill Lynch & Co., Inc.                                   174,966       14,624
MetLife, Inc.                                               147,901        9,537
MGIC Investment Corp.                                        17,204          978
Moody's Corp.                                                46,079        2,866
Morgan Stanley                                              210,637       17,668
National City Corp.                                         115,690        3,855
Northern Trust Corp.                                         36,975        2,375
Plum Creek Timber Co., Inc.                                  36,715        1,530
PNC Financial Services Group, Inc.                           70,027        5,013
Principal Financial Group, Inc.                              53,345        3,109
Progressive Corp.                                           148,429        3,552
ProLogis                                                     50,990        2,901
Prudential Financial, Inc.                                   93,249        9,067
Public Storage, Inc.                                         24,979        1,919
Regions Financial Corp.                                     141,629        4,688
SAFECO Corp.                                                 21,816        1,358
Simon Property Group, Inc.                                   44,342        4,126
SLM Corp.                                                    82,235        4,735
Sovereign Bancorp, Inc.                                      74,062        1,566
State Street Corp. (b)                                       79,755        5,455
SunTrust Banks, Inc.                                         70,517        6,046
Synovus Financial Corp.                                      63,785        1,958
T. Rowe Price Group, Inc.                                    52,100        2,703
Torchmark Corp.                                              18,352        1,230
Travelers Cos, Inc.                                         134,350        7,188
U.S. Bancorp                                                349,394       11,513

                                                                        MARKET
                                                                         VALUE
                                                            SHARES       (000)
                                                          ---------   ----------
UnumProvident Corp.                                          70,272   $    1,835
Vornado Realty Trust                                         25,663        2,819
Wachovia Corp.                                              382,551       19,606
Washington Mutual, Inc.                                     176,813        7,539
Wells Fargo Co.                                             671,168       23,605
Western Union Co.                                           154,006        3,208
XL Capital, Ltd. Class A                                     35,985        3,033
Zions Bancorp                                                22,548        1,734
                                                                      ----------
                                                                         561,709
                                                                      ----------
HEALTH CARE -- 11.3%
Abbott Laboratories                                         308,173       16,503
Aetna, Inc.                                                 104,478        5,161
Allergan, Inc.                                               60,720        3,500
AmerisourceBergen Corp.                                      38,733        1,916
Amgen, Inc. (a)                                             232,946       12,880
Applera Corp. - Applied Biosystems Group                     37,974        1,160
Barr Pharmaceuticals, Inc. (a)                               22,041        1,107
Bausch & Lomb, Inc.                                          11,192          777
Baxter International, Inc.                                  129,248        7,282
Becton, Dickinson & Co.                                      48,231        3,593
Biogen Idee, Inc. (a)                                        68,259        3,652
Biomet, Inc.                                                 49,805        2,277
Boston Scientific Corp. (a)                                 239,920        3,680
Bristol-Myers Squibb Co.                                    395,541       12,483
C.R. Bard, Inc.                                              21,057        1,740
Cardinal Health, Inc.                                        77,324        5,462
Celgene Corp. (a)                                            76,266        4,372
CIGNA Corp.                                                  57,603        3,008
Coventry Health Care, Inc. (a)                               30,418        1,754
Eli Lilly & Co.                                             196,716       10,993
Express Scripts, Inc. (a)                                    53,300        2,666
Forest Laboratories, Inc. (a)                                63,392        2,894
Genzyme Corp. (a)                                            53,296        3,432
Gilead Sciences, Inc. (a)                                   184,760        7,163
Hospira, Inc. (a)                                            32,361        1,263
Humana, Inc. (a)                                             34,211        2,084
IMS Health, Inc.                                             39,562        1,271
Johnson & Johnson                                           579,829       35,729
King Pharmaceuticals, Inc. (a)                               50,479        1,033
Laboratory Corp. of America Holdings (a)                     23,679        1,853
Manor Care, Inc.                                             14,550          950
McKesson Corp.                                               58,326        3,479
Medco Health Solutions, Inc. (a)                             56,280        4,389
Medtronic, Inc.                                             229,638       11,909
Merck & Co., Inc.                                           432,929       21,560
Millipore Corp. (a)                                          11,096          833
Mylan Laboratories Inc.                                      50,291          915
Patterson Cos., Inc. (a)                                     28,798        1,073
Pfizer, Inc.                                              1,404,988       35,926
Quest Diagnostics, Inc.                                      32,622        1,685
Schering-Plough Corp.                                       299,793        9,126
St. Jude Medical, Inc. (a)                                   67,700        2,809

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2007 (UNAUDITED)

                                                                        MARKET
                                                                         VALUE
                                                            SHARES       (000)
                                                          ---------   ----------
HEALTH CARE -- (CONTINUED)
Stryker Corp.                                                58,889   $    3,715
Tenet Healthcare Corp. (a)                                   97,769          636
Thermo Electron Corp. (a)                                    83,180        4,302
UnitedHealth Group, Inc.                                    267,658       13,688
Varian Medical Systems, Inc. (a)                             26,073        1,108
Watson Pharmaceuticals, Inc. (a)                             21,553          701
Wellpoint, Inc. (a)                                         122,052        9,743
Wyeth                                                       268,757       15,411
Zimmer Holdings, Inc. (a)                                    46,854        3,977
                                                                      ----------
                                                                         310,623
                                                                      ----------
INDUSTRIALS -- 11.2%
3M Co.                                                      144,762       12,564
Allied Waste Industries, Inc. (a)                            52,668          709
American Standard Cos., Inc.                                 35,873        2,116
Avery Dennison Corp.                                         18,781        1,249
Boeing Co.                                                  157,581       15,153
Burlington Northern Santa Fe Corp.                           71,276        6,068
Caterpillar, Inc.                                           128,707       10,078
CH Robinson Worldwide, Inc.                                  35,545        1,867
Cintas Corp.                                                 28,292        1,116
Cooper Industries, Ltd.                                      37,463        2,139
CSX Corp.                                                    86,266        3,889
Cummins, Inc.                                                21,304        2,156
Danaher Corp.                                                47,929        3,619
Deere & Co.                                                  45,011        5,435
Domtar Corp. (a)(c)                                              11            0
Dover Corp.                                                  42,036        2,150
Eaton Corp.                                                  29,664        2,759
Emerson Electric Co.                                        158,691        7,427
Equifax, Inc.                                                25,928        1,152
FedEx Corp.                                                  61,080        6,778
Fluor Corp.                                                  18,030        2,008
General Dynamics Corp.                                       81,517        6,376
General Electric Co.                                      2,061,275       78,906
Goodrich Co.                                                 25,914        1,543
Honeywell International, Inc.                               156,653        8,816
Illinois Tool Works, Inc.                                    82,716        4,482
Ingersoll-Rand Co. Class A                                   59,524        3,263
ITT Industries, Inc.                                         36,449        2,489
L3 Communications Holdings, Inc.                             25,371        2,471
Lockheed Martin Corp.                                        70,511        6,637
Masco Corp.                                                  75,908        2,161
Monster Worldwide, Inc. (a)                                  26,635        1,095
Norfolk Southern Corp.                                       78,545        4,129
Northrop Grumman Corp.                                       69,403        5,404
PACCAR, Inc.                                                 49,138        4,277
Pall Corp.                                                   25,444        1,170
Parker-Hannifin Corp.                                        23,146        2,266
Pitney Bowes, Inc.                                           44,710        2,093

                                                                        MARKET
                                                                         VALUE
                                                            SHARES       (000)
                                                          ---------   ----------
Precision Castparts Corp.                                    27,733   $    3,366
R.R. Donnelley & Sons Co.                                    44,044        1,916
Raytheon Co.                                                 88,385        4,763
Robert Half International, Inc.                              34,790        1,270
Rockwell Automation, Inc.                                    31,718        2,202
Rockwell Collins, Inc.                                       32,802        2,317
Ryder Systems, Inc.                                          12,618          679
Southwest Airlines Co.                                      152,983        2,281
Terex Corp. (a)                                              21,093        1,715
Textron, Inc.                                                25,544        2,813
Tyco International, Ltd.                                    394,492       13,330
Union Pacific Corp.                                          53,823        6,198
United Parcel Service, Inc. Class B                         212,895       15,541
United Technologies Corp.                                   198,704       14,094
W.W. Grainger, Inc.                                          14,510        1,350
Waste Management, Inc.                                      103,974        4,060
                                                                      ----------
                                                                         305,905
                                                                      ----------
INFORMATION TECHNOLOGY -- 14.7%
Adobe Systems, Inc. (a)                                     118,964        4,776
Advanced Micro Devices, Inc.(a)                             111,815        1,599
Affiliated Computer Services, Inc. Class A (a)               19,803        1,123
Agilent Technologies, Inc. (a)                               78,002        2,998
Altera Corp.                                                 73,156        1,619
Analog Devices, Inc.                                         65,749        2,475
Apple Computer, Inc. (a)                                    173,850       21,217
Applied Materials, Inc.                                     277,682        5,518
Autodesk, Inc. (a)                                           47,540        2,238
Automatic Data Processing, Inc.                             109,180        5,292
Avaya, Inc. (a)                                              87,050        1,466
BMC Software, Inc. (a)                                       40,985        1,242
Broadcorn Corp. Class A (a)                                  93,725        2,741
CA, Inc.                                                     84,371        2,179
CIENA Corp. (a)                                              17,644          637
Cisco Systems, Inc. (a)                                   1,215,336       33,847
Citrix Systems, Inc. (a)                                     37,473        1,262
Cognizant Technology Solutions Corp. Class A (a)             29,295        2,200
Computer Sciences Corp. (a)                                  35,540        2,102
Compuware Corp. (a)                                          55,966          664
Convergys Corp. (a)                                          28,608          693
Corning, Inc. (a)                                           315,821        8,069
Dell, Inc. (a)                                              452,998       12,933
Electronic Arts, Inc. (a)                                    61,035        2,888
Electronic Data Systems Corp.                               101,195        2,806
EMC Corp. (a)                                               423,883        7,672
First Data Corp.                                            152,248        4,974
Fiserv, Inc. (a)                                             34,824        1,978
Google, Inc. Class A (a)                                     43,842       22,946
Hewlett-Packard Co.                                         526,347       23,486
IAC (a)                                                      44,529        1,541
Intel Corp.                                               1,162,615       27,624

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2007 (UNAUDITED)

                                                                        MARKET
                                                                         VALUE
                                                            SHARES       (000)
                                                          ---------   ----------
INFORMATION TECHNOLOGY -- (CONTINUED)
International Business Machines Corp.                       273,311   $   28,766
Intuit, Inc. (a)                                             70,239        2,113
Jabil Circuit, Inc.                                          38,313          846
Juniper Networks, Inc. (a)                                  111,786        2,814
KLA-Tencor Corp.                                             38,510        2,116
Lexmark International Group, Inc. Class A (a)                19,500          962
Linear Technology Corp.                                      51,047        1,847
LSI Logic Corp. (a)                                         158,096        1,187
Maxim Integrated Products, Inc.                              65,786        2,198
MEMC Electronic Materials, Inc. (a)                          45,701        2,793
Micron Technology, Inc. (a)                                 154,889        1,941
Microsoft Corp.                                           1,686,090       49,689
Molex, Inc.                                                  29,396          882
Motorola, Inc.                                              465,173        8,234
National Semiconductor Corp.                                 58,215        1,646
NCR Corp. (a)                                                36,427        1,914
Network Appliance, Inc. (a)                                  72,665        2,122
Novell, Inc. (a)                                             70,374          548
Novellus Systems, Inc. (a)                                   25,633          727
NVIDIA Corp. (a)                                             69,660        2,878
Oracle Corp. (a)                                            796,528       15,700
Paychex, Inc.                                                68,992        2,699
PerkinElmer, Inc.                                            25,526          665
QLogic Corp. (a)                                             32,708          545
QUALCOMM, Inc.                                              332,965       14,447
SanDisk Corp. (a)                                            46,706        2,286
Solectron Corp. (a)                                         189,755          698
Sun Microsystems, Inc. (a)                                  719,014        3,782
Symantec Corp. (a)                                          178,049        3,597
Tektronix, Inc.                                              17,074          576
Tellabs, Inc. (a)                                            87,077          937
Teradyne, Inc. (a)                                           39,375          692
Texas Instruments, Inc.                                     287,600       10,822
Unisys Corp. (a)                                             71,488          653
VeriSign, Inc. (a)                                           50,839        1,613
Waters Corp. (a)                                             21,019        1,248
Xerox Corp. (a)                                             189,335        3,499
Xilinx, Inc.                                                 59,910        1,604
Yahoo!, Inc. (a)                                            242,665        6,583
                                                                      ----------
                                                                         403,674
                                                                      ----------
MATERIALS -- 3.2%
Air Products & Chemicals, Inc.                               43,196        3,472
Alcoa, Inc.                                                 172,861        7,006
Allegheny Technologies, Inc.                                 20,893        2,191
Ashland, Inc.                                                10,958          701
Ball Corp.                                                   20,545        1,092
Bemis Co., Inc.                                              21,774          723
Consol Energy, Inc.                                          36,737        1,694
Dow Chemical Co.                                            190,941        8,443

                                                                        MARKET
                                                                         VALUE
                                                            SHARES       (000)
                                                          ---------   ----------
E.I. Du Pont de Nemours & Co.                               184,120   $    9,361
Eastman Chemical Co.                                         17,106        1,100
Ecolab, Inc.                                                 36,565        1,561
Freeport-McMoRan Copper & Gold, Inc. Class B                 74,393        6,161
Hercules, Inc. (a)                                           23,605          464
International Flavors & Fragrances, Inc.                     16,168          843
International Paper Co.                                      87,485        3,416
MeadWestvaco Corp.                                           37,604        1,328
Monsanto Co.                                                107,954        7,291
Newmont Mining Corp.                                         88,998        3,476
Nucor Corp.                                                  60,165        3,529
Pactiv Corp. (a)                                             27,591          880
Peabody Energy Corp.                                         52,048        2,518
PPG Industries, Inc.                                         32,126        2,445
Praxair, Inc.                                                63,409        4,565
Rohm & Haas Co.                                              29,482        1,612
Sealed Air Corp.                                             33,377        1,035
Sigma-Aldrich Corp.                                          27,317        1,166
Temple-Inland, Inc.                                          21,386        1,316
United States Steel Corp.                                    23,224        2,526
Vulcan Materials Co.                                         19,491        2,233
Weyerhaeuser Co.                                             42,127        3,325
                                                                      ----------
                                                                          87,473
                                                                      ----------
TELECOMMUNICATION SERVICES -- 3.7%
ALLTEL Corp.                                                 69,403        4,688
AT&T, Inc.                                                1,234,806       51,244
CenturyTel, Inc.                                             22,933        1,125
Citizens Communications Co.                                  69,518        1,062
Embarq Corp.                                                 30,412        1,927
JDS Uniphase Corp. (a)                                       43,752          588
Qwest Communications International, Inc. (a)                308,851        2,996
Sprint Corp. (Fon Group)                                    579,048       11,992
Verizon Communications, Inc.                                581,637       23,946
Windstream Corp.                                             98,878        1,459
                                                                      ----------
                                                                         101,027
                                                                      ----------
UTILITIES -- 3.5%
AES Corp. (a)                                               133,637        2,924
Allegheny Energy, Inc. (a)                                   33,697        1,743
Ameren Corp.                                                 40,308        1,976
American Electric Power Co., Inc.                            80,381        3,620
Centerpoint Energy, Inc.                                     64,938        1,130
CMS Energy Corp.                                             46,141          794
Consolidated Edison, Inc.                                    50,471        2,277
Constellation Energy Group, Inc.                             36,543        3,185
Dominion Resources, Inc.                                     69,255        5,977
DTE Energy Co.                                               36,388        1,755
Duke Energy Corp.                                           251,870        4,609
Dynegy, Inc. (a)                                             82,789          782
Edison International                                         64,331        3,610

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2007 (UNAUDITED)

                                                                        MARKET
                                                                         VALUE
                                                            SHARES       (000)
                                                          ---------   ----------
UTILITIES -- (CONTINUED)
Entergy Corp.                                                40,018   $    4,296
Exelon Corp.                                                133,510        9,693
FirstEnergy Corp.                                            61,294        3,968
FPL Group, Inc.                                              80,411        4,563
Integrys Energy Group, Inc.                                  15,378          780
Keyspan Corp.                                                36,347        1,526
Nicor, Inc.                                                   9,319          400
NiSource, Inc.                                               56,685        1,174
PG&E Corp.                                                   69,971        3,170
Pinnacle West Capital Corp.                                  20,748          827
PPL Corp.                                                    75,961        3,554
Progress Energy, Inc.                                        50,365        2,296
Public Service Enterprise Group,  Inc.                       49,987        4,388
Questar Corp.                                                35,350        1,868
Sempra Energy                                                53,280        3,156
Southern Co.                                                148,478        5,091
Spectra Energy Corp.                                        127,058        3,298
TECO Energy, Inc.                                            43,371          745
TXU Corp.                                                    91,207        6,138
Xcel Energy, Inc.                                            83,653        1,712
                                                                      ----------
                                                                          97,025
                                                                      ----------
TOTAL COMMON STOCKS
(Cost $1,593,337,921)                                                  2,679,406
                                                                      ----------

                                                             PAR
                                                            AMOUNT
                                                            (000)
                                                          ---------
U.S. GOVERNMENT SECURITIES -- 0.2%
United States Treasury Bill 4.6% due 09/06/07 (d)(e)         $4,299        4,262
                                                                      ----------
TOTAL U.S. GOVERNMENT SECURITIES
(Cost $4,261,836)                                                          4,262
                                                                      ----------

                                                            SHARES
                                                            (000)
                                                          ---------
MONEY MARKET FUNDS -- 1.5%
AIM Short Term Investment Prime Portfolio                    40,921      $40,921
Federated Money Market Obligations Trust                        540          540
                                                                      ----------
TOTAL MONEY MARKET FUNDS
(Cost $41,461,153)                                                        41,461
                                                                      ----------
TOTAL INVESTMENTS -- 99.5%                                            $2,725,129
(identified cost $1,639,060,910)
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.5%                             13,046
                                                                      ----------
NET ASSETS -- 100.0%                                                  $2,738,175
                                                                      ==========

----------
(a)  Non-income producing security.

(b)  Affiliated issuer. See table that follows for more information.

(c)  Amounts is less than $1,000.

(d)  Rate represents annualized yield at date of purchase.

(e) Security held as collateral in relation to initial margin requirements on futures contracts.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2007 (UNAUDITED)

                                                          NUMBER     UNREALIZED
                                                            OF      DEPRECIATION
                                                        CONTRACTS       (000)
                                                        ---------   ------------
Schedule of Futures Contracts
S&P 500 Financial Futures
Contracts (long) Expiration Date 09/2007                   770         $(324)
                                                                       -----
Total unrealized depreciation on open futures
   contracts purchased                                                 $(324)
                                                                       =====

AFFFILIATE TABLE

                                                                                                               Realized
                                                              Shares sold                      Income Earned    Gain on
                                          Shares purchased     for the 6                         for the 6      shares
     Security         Number of shares    for the 6 Months   Months ended   Number of shares    Months ended     sold
   Description       held at 12/31/2006     ended 6/30/07      6/30/07       held at 6/30/07   6/30/07 (000)     (000)
------------------   ------------------   ----------------   ------------   ----------------   ------------    --------
State Street Corp.          69,744              17,100           7,089           79,755             $29          $139

                       See Notes to Financial Statements

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2007 (UNAUDITED)
(Amounts in Thousands)

ASSETS
Investments in unaffiliated issuers at market (identified
   cost $1,635,907)                                              $2,719,674
Investments in non-controlled affiliates at market (identified
   cost $3,154) (Note 4)                                              5,455
                                                                 ----------
                                                                  2,725,129
Receivables:
   Investment securities sold                                        14,207
   Dividends and interest                                             3,151
                                                                 ----------
      Total assets                                                2,742,487
LIABILITIES
Payables:
   Investment securities purchased                                    4,137
   Daily variation margin on futures contracts                           70
   Management fees (Note 4)                                             105
                                                                 ----------
      Total liabilities                                               4,312
                                                                 ----------
NET ASSETS                                                       $2,738,175
                                                                 ==========

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)
(Amounts in thousands)

INVESTMENT INCOME
   Dividend income - unaffiliated issuers                                $ 25,994
   Dividend income - non-controlled affiliated issuer                          29
   Interest                                                                 1,569
                                                                         --------
      Total Investment Income                                              27,592
                                                                         --------
EXPENSES
   Management fees (Note 4)                                    $   628
                                                               -------
      Total Expenses                                                          628
                                                                         --------
NET INVESTMENT INCOME                                                      26,964
                                                                         --------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on:
   Investments - unaffiliated issuers                           72,669
   Investments - non-controlled affiliated issuer                  139
   Futures contracts                                             2,479
                                                               -------
                                                                           75,287
Net change in net unrealized appreciation (depreciation) on:
   Investments                                                  85,942
   Futures contracts                                              (336)
                                                               -------
                                                                           85,606
                                                                         --------
Net realized and unrealized gain                                          160,893
                                                                         --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $187,857
                                                                         ========

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                                                   For the
                                                              Six months ended      For the year
                                                                June 30, 2007           Ended
                                                                 (Unaudited)     December 31, 2006
                                                              ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income                                          $   26,964         $   49,532
   Net realized gain on investments and futures contracts             75,287              9,894
   Net change in net unrealized appreciation (depreciation)           85,606            318,596
                                                                  ----------         ----------
      Net increase in net assets resulting from operations           187,857            378,022
                                                                  ----------         ----------
CAPITAL TRANSACTIONS
   Proceeds from contributions                                       213,154            310,574
   Contributions in-kind                                                  --              8,054
   Fair value of withdrawals                                        (429,532)          (383,063)
                                                                  ----------         ----------
   Net decrease in net assets from capital transactions             (216,378)           (64,435)
                                                                  ----------         ----------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS                          (28,521)           313,587

NET ASSETS
Beginning of period                                                2,766,696          2,453,109
                                                                  ----------         ----------
End of period                                                     $2,738,175         $2,766,696
                                                                  ==========         ==========

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

                                             Six Months Ended      Year       Year        Year        Year        Year
                                                  6/30/07         Ended      Ended        Ended      Ended       Ended
                                                (Unaudited)     12/31/06    12/31/05    12/31/04    12/31/03    12/31/02
                                             ----------------  ----------  ----------  ----------  ----------  ----------
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (in thousands)    $2,738,175      $2,766,696  $2,453,109  $2,767,467  $2,714,672  $1,992,548
   Ratios to average net assets:
      Operating expenses                            0.045%+         0.045%      0.045%      0.045%      0.045%      0.045%
      Net investment income                          1.98%+          1.94%       1.84%       1.97%       1.74%       1.57%
   Portfolio turnover rate*                             7%++           10%          8%          9%         12%         13%
   Total return (a)                                  6.95%++        15.75%       4.87%      10.86%      28.62%     (22.16)%

----------
*    The portfolio turnover rate excludes in-kind security transactions.

+    Annualized

++   Not Annualized

(a) Results represent past performance and are not indicative of future results.

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS(CONTINUED)
JUNE 30, 2007 (UNAUDITED)

1. ORGANIZATION

State Street Master Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a business trust under the laws of The Commonwealth of Massachusetts on July 27, 1999. The Trust comprises nine investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Tax Free Limited Duration Bond Portfolio, the State Street Limited Duration Bond Portfolio and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Equity 500 Index Portfolio (the "Portfolio"). At June 30, 2007, only the Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio and the State Street Tax Free Limited Duration Bond Portfolio were in operation. The Portfolio is authorized to issue an unlimited number of non-transferable beneficial interests.

The Portfolio's investment objective is to replicate, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500(R) Index"). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500(R) Index. The S&P 500(R) Index is a well-known, unmanaged, stock index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. There is no assurance that the Portfolio will achieve its objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

SECURITY VALUATION: The Portfolio's investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSES: Securities transactions are recorded on a trade date basis for financial statement purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily based on average daily net assets.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner's daily ownership percentage.

FEDERAL INCOME TAXES: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been "passed through" to the Portfolio's partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

FUTURES: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500(R) Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2007 (UNAUDITED)

Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

USE OF ESTIMATES: The Portfolio's financial statements are prepared in accordance with U.S. generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates.

3. SECURITIES TRANSACTIONS

For the six months ended June 30, 2007, purchases and sales of investment securities, excluding short-term investments, futures contracts, and in-kind contributions and withdrawals, aggregated to $181,886,420 and $350,888,232, respectively. The aggregate value of in-kind contributions was $0.

At June 30, 2007, the book cost of investments was $1,639,060,910 which approximates cost computed on a federal tax basis. The aggregate gross unrealized appreciation and gross unrealized depreciation was $1,127,577,940 and $41,510,236, respectively, resulting in net appreciation of $1,086,067,704 for all securities as computed on a federal income tax basis.

The difference between book and tax cost amounts are primarily due to wash sale loss deferrals.

4. RELATED PARTY FEES AND TRANSACTIONS

The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), a subsidiary of State Street Corp. and an affiliate of State Street Bank and Trust Company ("State Street"), under which SSgA FM directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for SSgA FM's services as investment adviser and for State Street's services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees expense), State Street receives a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio's average daily net assets.

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500(R) Index. The market value of this investment at June 30, 2007 is listed in the Portfolio of Investments.

5. TRUSTEES' FEES

Pursuant to certain agreements with State Street and its affiliates, each Independent Trustee receives for his or her services a $30,000 retainer in addition to $2,500 for each in-person meeting and $500 for each telephonic meeting from State Street or its affiliates.

6. INDEMNIFICATIONS

The Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2007 (UNAUDITED)

7. NEW ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in portfolio NAV calculations as late as the Portfolio's last NAV calculation in the first required financial statement reporting period. As a result, the Portfolio has incorporated FIN 48 in its semi annual report at June 30, 2007. At this time, management has evaluated the implication of FIN 48 and there is no impact to the financial statements.

In addition, in September 2006, Statement of Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have, if any, on the Portfolio's financial statement disclosures.

STATE STREET EQUITY 500 INDEX PORTFOLIO
JUNE 30, 2007

GENERAL INFORMATION (UNAUDITED)

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures are available (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities and Exchange Commission (the "SEC") at www.sec.gov. Information on how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by August 31 (i) without charge, upon request, by (i) calling (877) 521-4083 or (ii) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

TRUSTEES
Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams
James E. Ross

INVESTMENT ADVISER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
State Street Financial Cener
One Lincoln Street
Boston, MA 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02109

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

STATE STREET EQUITY 500 INDEX PORTFOLIO
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

                       STATE STREET MONEY MARKET PORTFOLIO

                               SEMI-ANNUAL REPORT

                                  JUNE 30, 2007

                                   (UNAUDITED)

STATE STREET MONEY MARKET PORTFOLIO

EXPENSE EXAMPLE

As a shareholder of the State Street Money Market Portfolio (the "Portfolio"), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2007 to June 30, 2007.

The table below illustrates your Portfolio's costs in two ways:

     - BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading "Expenses Paid During Period".

     - BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case- because the return used is not the Portfolio's actual return- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2007

                                     BEGINNING         ENDING      EXPENSES PAID
                                   ACCOUNT VALUE   ACCOUNT VALUE      DURING
                                       1/1/07         6/30/07         PERIOD*
                                   -------------   -------------   -------------
BASED ON ACTUAL PORTFOLIO RETURN     $1,000.00       $1,026.30         $0.50
BASED ON HYPOTHETICAL (5% RETURN
   BEFORE EXPENSES)                  $1,000.00       $1,024.30         $0.50

* The calculations are based on expenses incurred in the most recent fiscal period of the Portfolio. The Portfolio's annualized average weighted expense ratio as of June 30, 2007 was 0.100%. The dollar amounts shown as "Expenses Paid" are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

STATE STREET MONEY MARKET PORTFOLIO

PORTFOLIO STATISTICS

PORTFOLIO COMPOSITION*           JUNE 30, 2007
----------------------           -------------
Yankee Certificates of Deposit        36.3%
Commercial Paper                      18.0
Repurchase Agreements                 17.7
Medium Term Notes                      9.4
Time Deposits                          7.6
Bank Notes                             3.8
Certificates of Deposit                2.9
Euro Certificates of Deposit           1.9
Promissory Note                        1.9
Other assets less liabilities          0.5
                                     -----
Total                                100.0%
                                     =====

MATURITY LADDER                  JUNE 30, 2007
3 Days                                30.2%
4-90 Days                             40.9
90+ Days                              28.9
                                     -----
Total                                100.0%
                                     =====
Average maturity                    32 Days

* As a percentage of net assets as of the date indicated. The Portfolio's composition will vary over time.

                       STATE STREET MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                            JUNE 30, 2007 (UNAUDITED)

                                                                    INTEREST    MATURITY      PRINCIPAL       AMORTIZED
NAME OF ISSUER AND TITLE OF ISSUE                                     RATE        DATE         AMOUNT           COST+
---------------------------------                                   --------   ----------   ------------   --------------
COMMERCIAL PAPER -- 18.0%
ABCP CREDIT ARBITRAGE -- 1.9%
   Sandlot Funding                                                   5.285%    07/20/2007   $100,000,000   $   99,721,069
                                                                                                           --------------
ABCP HYBRID -- 1.9%
   Giro Balanced Funding                                             5.270%    08/08/2007    100,000,000       99,443,722
                                                                                                           --------------
ABCP RECEIVABLES AND SECURITIES -- 5.2%
   Abington Square Funding LLC                                       5.320%    07/11/2007    117,949,000      117,774,698
   Beethoven Funding Corp.                                           5.270%    08/08/2007    156,873,000      156,000,350
                                                                                                           --------------
                                                                                                              273,775,048
                                                                                                           --------------
ABCP SINGLE SELLER -- 2.7%
   BA Credit Card Emerald Notes                                      5.240%    08/08/2007    141,761,000      140,976,904
                                                                                                           --------------
BANK DOMESTIC -- 1.0%
   BankAmerica Corp.                                                 5.170%    07/05/2007     50,000,000       49,971,278
                                                                                                           --------------
BANK FOREIGN -- 3.8%
   Danske Corp.                                                      5.128%    10/23/2007    150,000,000      147,564,200
   Macquarie Bank Ltd. (a) (b)                                       5.300%    07/20/2007     50,000,000       49,999,740
                                                                                                           --------------
                                                                                                              197,563,940
                                                                                                           --------------
PHARMACEUTICAL -- 1.5%
   Astrazeneca PLC                                                   5.280%    09/26/2007     80,000,000       78,979,200
                                                                                                           --------------
TOTAL COMMERCIAL PAPER                                                                                        940,431,161
                                                                                                           --------------
CERTIFICATES OF DEPOSIT -- 2.9%
BANK DOMESTIC -- 2.9%
   Citibank                                                          5.310%    08/27/2007     50,000,000       50,000,000
   Citibank                                                          5.310%    08/29/2007    100,000,000      100,000,000
                                                                                                           --------------
TOTAL CERTIFICATES OF DEPOSIT                                                                                 150,000,000
                                                                                                           --------------
YANKEE CERTIFICATES OF DEPOSIT -- 36.3%
BANK FOREIGN -- 36.3%
   Abbey National Treasury Service                                   5.280%    09/10/2007     60,000,000       59,998,390
   Banco Bilbao Vizcaya NY                                           5.305%    08/15/2007    200,000,000      200,000,000
   Bank of Ireland                                                   5.310%    10/12/2007    200,000,000      200,000,000
   Barclays Bank PLC                                                 5.300%    07/19/2007    125,000,000      125,000,000
   Barclays Bank PLC                                                 5.355%    01/22/2008     60,000,000       60,000,000
   BNP Paribas NY (a)                                                5.290%    10/03/2007    100,000,000       99,994,887
   BNP Paribas NY Branch                                             5.310%    11/13/2007    100,000,000      100,000,000
   Canadian Imperial                                                 5.375%    10/26/2007     35,000,000       34,998,382
   Caylon NY                                                         5.260%    08/28/2007    100,000,000      100,000,000
   Credit Suisse First Boston                                        5.300%    08/01/2007    150,000,000      150,000,000
   Dexia Credit Local SA (a)                                         5.305%    09/28/2007    200,000,000      199,990,437
   Societe Generale NY                                               5.270%    03/26/2008     95,000,000       94,982,680
   Svenska Handelsbanken AB (a) (b)                                  5.290%    07/21/2008    100,000,000      100,000,000
   Svenska Handelsbanken AB (a)                                      5.300%    08/16/2007    100,000,000      100,000,000
   UBS AG                                                            5.300%    07/02/2007    175,000,000      175,000,000
   Unicredito Italiano Spa NY                                        5.285%    07/06/2007    100,000,000      100,000,000
                                                                                                           --------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT                                                                        1,899,964,776
                                                                                                           --------------

                        See Notes to Financial Statements

                       STATE STREET MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                            JUNE 30, 2007 (UNAUDITED)

                                                                    INTEREST    MATURITY      PRINCIPAL      AMORTIZED
NAME OF ISSUER AND TITLE OF ISSUE                                     RATE        DATE         AMOUNT          COST+
---------------------------------                                   --------   ----------   ------------   ------------
EURO CERTIFICATES OF DEPOSIT -- 1.9%
BANK FOREIGN -- 1.9%
   Credit Agricole Indosuez LDN                                      5.305%    10/22/2007   $ 50,000,000   $ 50,002,292
   Credit Agricole Indosuez LDN                                      5.350%    08/31/2007     50,000,000     50,000,758
                                                                                                           ------------
TOTAL EURO CERTIFICATES OF DEPOSIT                                                                          100,003,050
                                                                                                           ------------
BANK NOTES -- 3.8%
BANK DOMESTIC -- 1.9%
   American Express Centurion Bank (a)                               5.320%    10/18/2007    100,000,000    100,008,761
                                                                                                           ------------
BANK FOREIGN -- 1.9%
   Lloyds TSB Group PLC (a) (b)                                      5.290%    07/06/2008    100,000,000    100,000,000
                                                                                                           ------------
TOTAL BANK NOTES                                                                                            200,008,761
                                                                                                           ------------
MEDIUM TERM NOTES -- 9.4%
BANK DOMESTIC -- 2.9%
   American Express Co. (a)                                          5.320%    07/20/2008     20,000,000     20,000,000
   JPMorgan Chase & Co. (a)                                          5.290%    07/05/2008     50,000,000     50,000,000
   Wells Fargo Co. (a)                                               5.280%    07/18/2008     80,000,000     80,000,000
                                                                                                           ------------
                                                                                                            150,000,000
                                                                                                           ------------
BANK FOREIGN -- 5.1%
   Alliance & Leicester PLC (a) (b)                                  5.320%    07/29/2008     35,000,000     35,000,000
   BNP Paribas (a) (b)                                               5.350%    06/21/2008     25,000,000     25,000,000
   Caja de Ahorros y Monte de Piedad de Madrid (a)                   5.360%    05/19/2008     30,000,000     30,000,000
   HBOS Treasury Services PLC (a)                                    5.310%    07/11/2008     25,000,000     25,000,000
   National Australia Bank Ltd. (a) (b)                              5.310%    07/07/2008     20,000,000     20,000,000
   Unicredito Italiano Bank Ireland (a)                              5.340%    07/15/2008     15,000,000     15,000,000
   Westpac Banking Corp. (a) (b)                                     5.300%    07/06/2008    100,000,000    100,000,000
   Westpac Banking Corp. (a) (b)                                     5.310%    07/18/2008     15,000,000     15,000,000
                                                                                                           ------------
                                                                                                            265,000,000
                                                                                                           ------------
FINANCE CAPTIVE CONSUMER -- 1.4%
   Toyota Motor Credit Corp. (a)                                     5.304%    07/02/2007     75,000,000     74,999,984
                                                                                                           ------------
TOTAL MEDIUM TERM NOTES                                                                                     489,999,984
                                                                                                           ------------
TIME DEPOSITS -- 7.6%
   National City Bank Grand Cayman Branch                            5.250%    07/02/2007    200,000,000    200,000,000
   Suntrust Grand Cayman                                             5.250%    07/02/2007    200,000,000    200,000,000
                                                                                                           ------------
Total TIME DEPOSITS                                                                                         400,000,000
                                                                                                           ------------
PROMISSORY NOTE -- 1.9%
   Goldman Sachs Group, Inc. (a) (c)                                 5.423%    09/07/2007    100,000,000    100,000,000
                                                                                                           ------------
TOTAL PROMISSORY NOTE                                                                                       100,000,000
                                                                                                           ------------
REPURCHASE AGREEMENTS -- 17.7%
   ABN AMRO Inc. Tri Party Repo, dated 06/29/07 (collateralized by Corporate Notes, 4.800% - 7.520% due 11/01/07 - 06/30/19
      valued at $79,253,018); proceeds $75,033,906                   5.425%    07/02/2007     75,000,000     75,000,000
   Bank of America Tri Party Repo, dated 06/29/07
      (collateralized by Federal National Mortgage Association,
      5.500% due 06/01/33 valued at $229,500,000);
      proceeds $225,100,313                                          5.350%    07/02/2007    225,000,000    225,000,000

                        See Notes to Financial Statements

                       STATE STREET MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                            JUNE 30, 2007 (UNAUDITED)

                                                                    INTEREST    MATURITY     PRINCIPAL       AMORTIZED
NAME OF ISSUER AND TITLE OF ISSUE                                     RATE        DATE         AMOUNT          COST+
---------------------------------                                   --------   ----------   ------------   --------------
   Credit Suisse First Boston Tri Party Repo, dated 06/29/07
      (collateralized by Corporate Notes, 6.500% - 10.375% due
      02/15/10 - 07/16/31 valued at $78,751,975); proceeds
      $75,033,906                                                    5.425%    07/02/2007   $ 75,000,000   $   75,000,000
   Credit Suisse First Boston Tri Party Repo, dated 06/29/07
      (collateralized by Federal Home Loan Mortgage
      Corporation, 4.00% - 6.500% due 09/01/10 - 12/01/36 and
      Federal National Mortgage Association, 4.000% - 6.000%
      due 10/01/18 - 07/01/37 valued at $166,495,669); proceeds
      $163,301,413                                                   5.250%    07/02/2007    163,230,000      163,230,000
   Deutsche Bank Tri Party Repo, dated 06/29/07 (collateralized by Equity Securities valued at 105,000,024); proceeds
      $100,045,375                                                   5.445%    07/02/2007    100,000,000      100,000,000
   Lehman Brothers Tri Party Repo, dated 06/29/07
      (collateralized by Federal Farm Credit, 2.625% due
      09/17/07, Federal Home Loan Bank, 2.750% - 7.375% due
      11/15/07 - 05/18/16, Federal National Mortgage
      Association, 3.250% - 8.200% due 10/15/07 - 05/15/29,
      Corporate Bonds, 0.000% - 8.625% due 10/15/07 - 05/15/29
      and Federal Home Loan Mortgage Corporation 2.750% -
      6.875% due 09/15/07 - 07/15/32, valued at $22,441,271);
      proceeds $22,009,790                                           5.340%    07/02/2007     22,000,000       22,000,000
   Morgan Stanley Tri Party Repo, dated 06/29/07
      (collateralized by Federal National Mortgage Association,
      4.500% - 5.500% due 11/01/18 - 01/01/34 valued at
      $38,732,460); proceeds $37,990,808                             5.400%    07/02/2007     37,973,000       37,973,000
   UBS Warburg Tri Party Repo, dated 06/29/07 (collateralized by Federal National Mortgage Association, 4.000% - 8.500%
      due 12/01/07 - 05/01/47 valued at $229,504,707); proceeds
      $225,100,875                                                   5.380%    07/02/2007    225,000,000      225,000,000
                                                                                                           --------------
TOTAL REPURCHASE AGREEMENTS                                                                                   923,203,000
                                                                                                           --------------
TOTAL INVESTMENTS -- 99.5%                                                                                  5,203,610,732
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.5%                                                                  25,976,195
                                                                                                           --------------
NET ASSETS -- 100.0%                                                                                       $5,229,586,927
                                                                                                           ==============

(a)  Floating Rate Note- Interest rate shown is rate in effect at June 30, 2007.

(b) Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended ("1933 Act") or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered.

(c) Security subject to restrictions on resale that has been deemed by the Adviser to be illiquid. The Portfolio may not invest more than 10% of its net assets in illiquid securities. At June 30, 2007, this security represents 1.9% of net assets.

+    See Note 2 to the Notes to Financial Statements.

                        See Notes to Financial Statements

STATE STREET MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2007 (UNAUDITED)

ASSETS
Investments in unaffiliated issuers, at amortized cost (Note 2)   $4,280,407,732
Repurchase agreements (cost $923,203,000) (Note 2)                   923,203,000
                                                                  --------------
                                                                   5,203,610,732
Cash                                                                         426
Receivables:
   Interest receivable                                                26,406,152
   Receivable from adviser (Note 3)                                       99,889
   Prepaid expenses                                                       30,486
                                                                  --------------
      Total assets                                                 5,230,147,685
LIABILITIES
Payables:
   Management fee (Note 3)                                               433,679
   Administration, custody and transfer agent fees (Note 3)               89,598
   Professional fees                                                      11,170
   Accrued expenses and other liabilities                                 26,311
                                                                  --------------
      Total Liabilities                                                  560,758
                                                                  --------------
NET ASSETS                                                        $5,229,586,927
                                                                  ==============

                       See Notes to Financial Statements.

STATE STREET MONEY MARKET PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE SIX MONTH ENDED JUNE 30, 2007 (UNAUDITED)

INVESTMENT INCOME
   Interest                                                          $137,472,229
                                                                     ------------
EXPENSES
   Management fees (Note 3)                                             2,563,040
   Administration, custody and transfer agent fees (Note 3)               533,549
   Professional fees                                                       20,354
   Trustees' fees                                                          51,064
   Other expenses                                                          33,413
                                                                     ------------
      Total Expenses                                                    3,201,420
   Less: Fee waivers/reimbursements by investment adviser (Note 3)       (638,380)
                                                                     ------------
      Total Net Expenses                                                2,563,040
                                                                     ------------
NET INVESTMENT INCOME                                                $134,909,189
                                                                     ------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on investments                                           (6,953)
                                                                     ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $134,902,236
                                                                     ============

                       See Notes to Financial Statements.

STATE STREET MONEY MARKET PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

                                                                  For the
                                                             Six Months Ended      For the Year
                                                               June 30, 2007          Ended
                                                                (Unaudited)     December 31, 2006
                                                             ----------------   -----------------
INCREASE IN NET ASSETS FROM:
OPERATIONS
   Net investment income                                      $   134,909,189    $    226,696,506
   Net realized loss on investments                                    (6,953)                 --
                                                              ---------------    ----------------
      Net increase in net assets resulting from operations        134,902,236         226,696,506
                                                              ---------------    ----------------
CAPITAL TRANSACTIONS
   Proceeds from contributions                                  6,374,974,840      16,774,127,323
   Fair value of withdrawals                                   (7,477,407,265)    (12,443,577,980)
                                                              ---------------    ----------------
   Net increase in net assets from capital transactions        (1,102,432,425)      4,330,549,343
                                                              ---------------    ----------------
TOTAL NET INCREASE IN NET ASSETS                                 (967,530,189)      4,557,245,849
NET ASSETS
Beginning of period                                             6,197,117,116       1,639,871,267
                                                              ---------------    ----------------
End of period                                                 $ 5,229,586,927    $  6,197,117,116
                                                              ===============    ================

                       See Notes to Financial Statements.

STATE STREET MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

                                              SIX MONTHS ENDED       YEAR        YEAR        PERIOD
                                                  6/30/2007         ENDED        ENDED        ENDED
                                                 (UNAUDITED)     12/31/2006   12/31/2005   12/31/2004*
                                              ----------------   ----------   ----------   -----------
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (in thousands)     $5,229,587       $6,197,117   $1,639,871    $381,716
   Ratios to average net assets:
      Gross operating expenses                        0.12%**          0.13%        0.14%       0.18%**
      Net operating expenses                          0.10%**          0.10%        0.10%       0.10%**
      Net investment income                           5.24%**          5.08%        3.33%       1.71%**
   Total return (a)                                   2.64%            5.09%        3.31%       0.68%

----------
*    The Portfolio commenced operations on August 12, 2004.

**   Annualized.

(a) Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.

                       See Notes to Financial Statements.

STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2007 (UNAUDITED)

1. ORGANIZATION

The State Street Master Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a business trust under the laws of The Commonwealth of Massachusetts on July 27, 1999. The Trust comprises nine investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Limited Duration Bond Portfolio, the State Street Tax Free Limited Duration Bond Portfolio and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Money Market Portfolio (the "Portfolio"). At June 30, 2007, only the Portfolio, the State Street Equity 500 Index Portfolio, the State Street Tax Free Money Market Portfolio and the State Street Tax Free Limited Duration Bond Portfolio were in operation. The Portfolio commenced operations on August 12, 2004. The Portfolio is authorized to issue an unlimited number of non-transferable beneficial interests.

The Portfolio's investment objective is to maximize current income to the extent consistent with the preservation of capital and liquidity by investing in dollar denominated securities.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

SECURITY VALUATION: As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities of the Portfolio are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSES: Securities transactions are recorded on a trade date basis for financial statement purposes. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily.

All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner's daily ownership percentage.

FEDERAL INCOME TAXES: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been "passed through" to the Portfolio's partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2007 (UNAUDITED)

At June 30, 2007, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

REPURCHASE AGREEMENTS: A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time which, in the case of the Portfolio's transactions, is within seven days. The total amount received by the Portfolio on repurchase is calculated to exceed the price paid by the Portfolio, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities, but may consist of other securities in which the Portfolio is permitted to invest. Repurchase agreements are fully collateralized at all times. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Portfolio will seek to dispose of such securities; this action could involve costs or delays. In addition, the proceeds of any such disposition may be less than the amount the Portfolio is owed under the repurchase agreement. The Portfolio may enter into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company ("State Street").

EXPENSE ALLOCATION: Certain expenses are applicable to multiple Portfolios. Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses of the Trust that are not directly attributed to a Portfolio are allocated among the Portfolios, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Portfolios can otherwise be made fairly.

USE OF ESTIMATES: The Portfolio's financial statements are prepared in accordance with U.S. generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates.

3. RELATED PARTY FEES

The Portfolio has entered into an investment advisory agreement with SSgA FM. The Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser's services as investment adviser, the Portfolio pays the Adviser an annual fee of 0.10% of the Portfolio's average daily net assets. The Adviser has contractually agreed to cap the total operating expenses of the Portfolio at 0.10% of the Portfolio's average daily net assets until November 1, 2008. For the period ended June 30, 2007, SSgA FM reimbursed the Portfolio $638,380 under this agreement.

State Street is the administrator, custodian and transfer agent for the Portfolio. In compensation for State Street's services as administrator, custodian and transfer agent, the Portfolio paid State Street, through January 31, 2007, an annual fee, accrued daily at the rate of

STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2007 (UNAUDITED)

1/365th of the applicable fee rate described below and payable monthly, of the following annual percentages of the Portfolio's average daily net assets during the month as follows:

                                         Annual percentage of
Asset Levels                           average daily net assets
-----------------------------------   --------------------------
First $200 Million                        0.04%
Next $200 Million                         0.03
Thereafter                                0.02
Minimum annual fee:
Assets of $500 million and less       $150,000
Assets of $500 million - $2 billion   $200,000 with 0.01% waiver

State Street has contractually agreed to waive 0.01% of its fees on an annual basis when the Portfolio's assets are between $500 million and $2 billion. For the period ended June 30, 2007, State Street did not waive any fees under this agreement.

Beginning February 1, 2007, the Trust pays State Street an annual fee, accrued daily at the rate of 1/365th of the applicable fee rate described below and payable monthly, of the following annual percentages of the Trust's average aggregate daily net assets during the month as follows:

                                      Annual percentage of average
Asset Levels                           aggregate daily net assets
-----------------------------------   ----------------------------
First $400 Million                                  0.03%
Thereafter                                          0.02
Minimum annual fee per portfolio:               $150,000

4. TRUSTEES' FEES

The Trust pays each trustee who is not an officer or employee of SSgA FM or State Street $2,500 for each meeting of the Board of Trustees and an additional $500 for each telephonic meeting attended. The Trust also pays each trustee an annual retainer of $30,000. Each trustee is reimbursed for out-of-pocket and travel expenses.

5. INDEMNIFICATIONS

The Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements in unknown as this could involve future claims against the Trust.

6. NEW ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48

STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2007 (UNAUDITED)

provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in portfolio NAV calculations as late as the Portfolio's last NAV calculation in the first required financial statement reporting period. As a result, the Portfolio has incorporated FIN 48 in its semi annual report at June 30, 2007. At this time, management has evaluated the implication of FIN 48 and there is no impact to the financial statements.

In addition, in September 2006, Statement of Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have, if any, on the Portfolio's financial statement disclosures.

STATE STREET MONEY MARKET PORTFOLIO
JUNE 30, 2007

GENERAL INFORMATION
PROXY VOTING POLICIES AND PROCEDURES AND RECORD

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures is available
(i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities and Exchange Commission (the "SEC") at www.sec.gov. Information on how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available by August 31
(i) without charge, upon request, by calling (877) 521-4083 or (ii) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's, Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

TRUSTEES
Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams
James E. Ross

INVESTMENT ADVISER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02109

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

STATE STREET MONEY MARKET PORTFOLIO
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

                  STATE STREET TAX FREE MONEY MARKET PORTFOLIO

                               SEMI-ANNUAL REPORT

                                  JUNE 30, 2007

                                   (UNAUDITED)

STATE STREET TAX FREE MONEY MARKET PORTFOLIO

EXPENSE EXAMPLE

As a shareholder of the State Street Tax Free Money Market Portfolio (the "Portfolio"), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2007 to June
30, 2007.

The table below illustrates your Portfolio's costs in two ways:

     - BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading "Expenses Paid During Period".

     - BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Portfolio's costs with those of other mutual finds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case- because the return used is not the Portfolio's actual return- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2007

                                     BEGINNING         ENDING      EXPENSES PAID
                                   ACCOUNT VALUE   ACCOUNT VALUE       DURING
                                       1/1/07         6/30/07         PERIOD *
                                   -------------   -------------   -------------
BASED ON ACTUAL PORTFOLIO RETURN     $1,000.00       $1,014.30         $0.40
BASED ON HYPOTHETICAL (5% RETURN
   BEFORE EXPENSES)                  $1,000.00       $1,024.30         $0.50

* The calculations are based on expenses incurred in the most recent fiscal period of the Portfolio. The Portfolio's annualized average weighted expense ratio as of June 30, 2007 was 0.100%. "Actual" expense information for the Portfolio is for the period February 7, 2007 (date of initial public investment) to June 30, 2007. Actual expenses are equal to the annualized expense ratio of the Portfolio, multiplied by 144/365 (to reflect the period from initial public investment to June 30, 2007). "Hypothetical" expense information for the Portfolio is presented on the basis-of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but is multiplied by 181/365 (to reflect the full half-year period).

STATE STREET TAX FREE MONEY MARKET PORTFOLIO

PORTFOLIO STATISTICS (UNAUDITED)

PORTFOLIO COMPOSITION*                         JUNE 30, 2007
----------------------                         -------------
General Obligations                                 22.3%
Education                                           17.5
Industrial Revenue/Pollution Control Revenue        17.3
Health                                              16.1
Public Agency                                        5.4
Electric Power                                       5.1
Pre Refunded/Escrow to Maturity                      3.6
Portfolio Revenue                                    3.4
Water & Sewer                                        3.4
Other Revenue                                        2.6
Housing Revenue                                      2.6
Water Revenue                                        0.7
                                                   -----
Total                                              100.0%
                                                   =====

MATURITY LADDER                                JUNE 30, 2007
---------------                                -------------
4-90 Days                                          100.0%
90+ Days                                             0.0
                                                   -----
Total                                              100.0%
                                                   =====
Average maturity                                      11

*    The Portfolio's composition will vary over time.

STATE STREET TAX FREE MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS - JUNE 30, 2007 (UNAUDITED)

                                                                                               DATE
                                                                         PRINCIPAL   RATE       OF         VALUE
                                                                           AMOUNT      %     MATURITY        $
                                                                         ---------   ----   ----------   ---------
SHORT-TERM TAX-EXEMPT OBLIGATIONS -- 95.3%
ALABAMA -- 2.4%
Parrish Alabama Industrial Development Board PCRBs, Alabama Power
Co. PJ (a)                                                               1,500,000   3.86   06/01/2015   1,500,000
                                                                                                         ---------
CALIFORNIA -- 4.1%
California Pollution Control Financing Authority PCRBs, Pacific
Gas & Electric Corporation., Series E, LOC: Bank One N.A. (a)            2,500,000   3.84   11/01/2026   2,500,000
                                                                                                         ---------
CONNECTICUT -- 0.8%
West Hartford Connecticut, GO                                              500,000   4.00   11/01/2007     500,389
                                                                                                         ---------
DELAWARE -- 2.4%
Delaware State EDA, Hosipital Billing, Series A, LOC: JP Morgan
Chase Bank (a)                                                           1,500,000   3.77   12/01/2015   1,500,000
                                                                                                         ---------
FLORIDA -- 1.8%
Florida State Board of Education, Capital Outlay, Series A, GO           1,075,000   5.25   01/01/2009   1,093,994
                                                                                                         ---------
GEORGIA -- 2.4%
Municipal Electric Authority Georgia, Gen C Rmkt, INS:
GO of Participants, LOC: Bayerische Landesbank (a)                       1,500,000   3.76   03/01/2020   1,500,000
                                                                                                         ---------
ILLINOIS -- 12.7%
Chicago Illinois Board of Education, Series C, GO, INS: FSA, SPA:
Dexia Public Finance (a)                                                 1,950,000   3.71   03/01/2032   1,950,000
City of Chicago Illinois, Neighborhoods Alive 21, Class B, INS:
MBIA, SPA: Depfa Bank PLC(a)                                             1,500,000   3.76   01/01/2015   1,500,000
Illinois Development Finance Authority Revenue Bonds, Chicago
Educational TV Assignment, Series A, LOC: Lasalle Bank N.A. (a)          1,900,000   3.77   11/01/2014   1,900,000
Illinois Development Finance Authority Revenue Bonds, Evanston
Northwestern, Class C, SPA: Bank One N.A. (a)                              975,000   3.80   05/01/2008     975,000
Illinois Development Finance Authority Revenue Bonds, World
Communications, Inc., LOC: Lasalle Bank N.A. (a)                         1,500,000   3.77   08/01/2015   1,500,000
                                                                                                         ---------
                                                                                                         7,825,000
                                                                                                         ---------
LOUISIANA -- 8.4%
East Baton Rouge Parish Louisiana PCRBs, Exxon Project (a)               2,200,000   3.82   11/01/2019   2,200,000
Louisiana Local Government Environmental Facilities & Community
Development Authority Revenue Bonds, Shreveport Utilities Systems
Project, INS: FSA Municipal Government GTD, SPA: JP Morgan Chase
Bank (a)                                                                 1,500,000   3.80   10/01/2013   1,500,000
Louisiana State Offshore Terminal Authority Deep Water Port
Revenue Bond, Series B, LOC: Bank One N.A. (a)                           1,500,000   3.77   09/01/2014   1,500,000
                                                                                                         ---------
                                                                                                         5,200,000
                                                                                                         ---------

                        See Notes to Financial Statements

STATE STREET TAX FREE MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS - JUNE 30, 2007 (UNAUDITED)

                                                                                               DATE
                                                                         PRINCIPAL   RATE       OF         VALUE
                                                                           AMOUNT      %     MATURITY        $
                                                                         ---------   ----   ----------   ---------
MARYLAND -- 2.1%
Anne Arundel County Medical, GO                                          1,270,000   6.00   02/01/2008   1,286,880
                                                                                                         ---------
MASSACHUSETTS -- 2.9%
Massachusetts State Health & Education Facilities Authority Revenue
Bonds, Harvard University, Series R, INS: GO of INSTN (a)                1,790,000   3.78   11/01/2049   1,790,000
                                                                                                         ---------
MISSOURI -- 1.7%
University of Missouri, University Revenue Bonds, System Facilities      1,000,000   5.80   11/01/2027   1,016,991
                                                                                                         ---------
NEW JERSEY -- 5.7%
Essex County New Jersey Improvement Authority Revenue Bonds,
Pooled Governmental Loan Program, LOC: First Union National Bank (a)     1,700,000   3.77   07/01/2026   1,700,000
New Jersey State, Series J, GO                                           1,800,000   5.00   07/15/2007   1,800,805
                                                                                                         ---------
                                                                                                         3,500,805
                                                                                                         ---------
NEW YORK -- 3.3%
City of New York NY, Subseries J2-RMKT, LOC: Westdeutsche
Landesbank (a)                                                           1,000,000   3.77   02/15/2008   1,000,000
New York State Local Government Assistant Corp., Sub Lien, Series 3V,
INS: FGIC GO of Corp., SPA: Bandesbank Baden-Wuerttemberg (a)            1,000,000   3.76   04/01/2022   1,000,000
                                                                                                         ---------
                                                                                                         2,000,000
                                                                                                         ---------
NORTH CAROLINA -- 6.5%
Charlotte North Carolina COPS, Governmental Facilities, Series F, SPA:
Bank of America N.A. (a)                                                 2,000,000   3.73   06/01/2033   2,000,000
City of Winston-Salem North Carolina Water and Sewer Systems
Revenue Bonds, Series C, SPA: Dexia Credit Local (a)                     2,000,000   3.75   06/01/2028   2,000,000
                                                                                                         ---------
                                                                                                         4,000,000
                                                                                                         ---------
OHIO -- 6.4%
Butler County Ohio Healthcare Facilities Revenue Bonds, IMPT-
Lifesphere Project, LOC: U.S. Bank NA (a)                                1,400,000   3.76   05/01/2027   1,400,000
Cleveland Cuyahoga County Ohio Port Authority Revenue Bonds,
Euclid/93rd Garage Office, LOC: Fifth Third Bank (a)                     1,030,000   3.80   01/01/2034   1,030,000
Ohio State University General Receipts, Series B (a)                     1,500,000   3.76   06/01/2035   1,500,000
                                                                                                         ---------
                                                                                                         3,930,000
                                                                                                         ---------
OREGON -- 2.4%
Oregon State, Series 73 G, SPA: JP Morgan Chase Bank (a)                 1,500,000   3.77   12/01/2018   1,500,000
                                                                                                         ---------
PENNSYLVANIA -- 3.1%
Erie Pennsylvania Water Authority Revenue Bonds, Series A, INS: FSA,
SPA: JP Morgan Chase Bank (a)                                            1,000,000   3.76   12/01/2010   1,000,000

                        See Notes to Financial Statements

STATE STREET TAX FREE MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS - JUNE 30, 2007 (UNAUDITED)

                                                                                               DATE
                                                                         PRINCIPAL   RATE       OF         VALUE
                                                                           AMOUNT      %     MATURITY        $
                                                                         ---------   ----   ----------   ---------
PENNSYLVANIA -- (CONTINUED)
Philadelphia Pennsylvania Hospitals & Higher Education Facilities
Authority Hospital Revenue Bonds, Children's Hospital Project, Series
A, SPA: JP Morgan Chase Bank (a)                                           200,000   3.86   02/15/2014     200,000
Philadelphia Pennsylvania Hospitals & Higher Education Facilities
Authority Hospital Revenue Bonds, Children's Hospital Project, Series
A, SPA: Fleet National Bank (a)                                            200,000   3.86   02/15/2021     200,000
Washington County Pennsylvania Authority Revenue Bonds, University
of Pennsylvania (a)                                                        500,000   3.76   07/01/2034     500,000
                                                                                                         ---------
                                                                                                         1,900,000
                                                                                                         ---------
TEXAS -- 15.1%
Bell County Texas Health Facilities Development Corporate Revenue
Bonds, Scott & White Memorial Hospital, Series B-2, INS: MBIA, SPA:
Chase Bank of Texas N.A. (a)                                             1,200,000   3.86   08/15/2007   1,200,000
City of Arlington Texas Special Obligations Revenue Bonds, Tax-Dallas
Cowboys, Class B, INS: MBIA, SPA: Depfa Bank PLC (a)                     1,400,000   3.80   08/15/2035   1,400,000
Denton Texas Independent School District, School Building, Series B,
INS: PSF-GTD, SPA: Bank of America N.A. (a)                              1,000,000   3.80   08/01/2023   1,000,000
Harris County Texas Health Facilities Development Corporate Revenue
Bonds, Methodist Hospital Systems, Series A (a)                          2,500,000   3.85   12/01/2032   2,500,000
State of Texas, Tax & Revenue Anticipation Notes                         1,500,000   4.50   08/31/2007   1,501,878
University of Texas, University Revenue Bonds, Financing Systems,
Series A (a)                                                             1,700,000   3.77   08/15/2013   1,700,000
                                                                                                         ---------
                                                                                                         9,301,878
                                                                                                         ---------
UTAH -- 2.4%
Murray City Utah Hospital Revenue Bonds, IHC Health Services, Inc.,
Series A, INS: J.P. Morgan Securities (a)                                1,500,000   3.76   05/15/2036   1,500,000
                                                                                                         ---------
WASHINGTON -- 3.9%
Port Vancouver Washington Revenue Bonds, United Grain Corporation,
Series 84A, LOC: Bank of America N.A. (a)                                2,000,000   3.75   12/01/2009   2,000,000
Seattle Washington Water Systems Revenue Bonds, Series A, LOC:
Bayerische Landesbank (a)                                                  400,000   3.76   03/01/2032     400,000

                                                                                                         ---------
                                                                                                         2,400,000
                                                                                                         ---------
WISCONSIN -- 1.6%
Madison Wisconsin Metropolitan School District, Tax & Revenue
Anticipation Notes                                                       1,000,000   4.00   09/07/2007   1,000,433
                                                                                                         ---------

                        See Notes to Financial Statements

STATE STREET TAX FREE MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS - JUNE 30, 2007 (UNAUDITED)

WYOMING -- 3.2%
Sweetwater County Wyoming Environmental Improvement Revenue
Bonds, Pacificorp Projects, LOC: Barclays Bank PLC (a)                   2,000,000   3.94   11/01/2025     2,000,000
                                                                                                           ---------
TOTAL INVESTMENTS(b) -- 95.3%                                                                             58,746,370
OTHER ASSETS IN EXCESS OF LIABILITIES -- 4.7%                                                              2,903,740
                                                                                                         -----------
NET ASSETS -- 100.0%                                                                                     $61,650,110
                                                                                                         ===========

----------
(a)  Floating Rate Note- Interest rate shown is rate in effect at June 30, 2007

(b)  The identified cost for Federal income tax purposes.

ACRONYM   NAME
-------   ----
COPS      Certificates of Participation
EDA       Economic Development Authority
FGIC      Financial Guaranty Insurance company
FSA       Financial Security Assurance
GO        General Obligation
GTD       Guaranteed
INS       Insured
LOC       Letter of Credit
MBIA      Municipal Bond Investors Assurance
PCRBs     Pollution Control Revenue Bonds
PSF       Permanent School Fund
SPA       Standby Purchase Agreement

                        See Notes to Financial Statements

STATE STREET TAX FREE MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2007 (UNAUDITED)

ASSETS
Investments in unaffiliated issuers, at amortized cost (Note 2)   $58,746,370
Cash                                                                2,580,852
Receivables:
   Interest receivable                                                353,547
   Receivable from adviser (Note 3)                                     4,470
   Miscellaneous assets                                                 3,568
                                                                  -----------
      Total assets                                                 61,688,807
LIABILITIES
Payables:
   Management fee (Note 3)                                              4,443
   Administration, custody and transfer agent fees (Note 3)               921
   Professional fees                                                   12,098
   Trustees' fees (Note 4)                                             10,974
   Accrued expenses and other liabilities                              10,261
                                                                  -----------
      Total Liabilities                                                38,697
                                                                  -----------
NET ASSETS                                                        $61,650,110
                                                                  ===========

                       See Notes to Financial Statements.

STATE STREET TAX FREE MONEY MARKET PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2007* (UNAUDITED)

INVESTMENT INCOME
   Interest                                                          $588,086
                                                                     --------
EXPENSES
   Professional fees                                                   18,826
   Management fees (Note 3)                                            15,894
   Trustees' fees (Note 4)                                             11,127
   Printing fees                                                        5,088
   Administration, custody and transfer agent fees (Note 3)             3,304
   Other expenses                                                       5,744
                                                                     --------
      Total Expenses                                                   59,983
   Less: Fee waivers/reimbursements by investment adviser (Note 3)    (44,140)
                                                                     --------
      Total Net Expenses                                               15,843
                                                                     --------
NET INVESTMENT INCOME                                                $572,243
                                                                     --------

*    The portfolio commenced operations on February 7, 2007.

                        See Notes to Financial Statements.

STATE STREET TAX FREE MONEY MARKET PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

                                                              For the
                                                           Period Ended
                                                          June 30, 2007*
                                                            (Unaudited)
                                                          --------------
INCREASE IN NET ASSETS FROM:
OPERATIONS
   Net investment income                                    $   572,243
CAPITAL TRANSACTIONS
   Proceeds from contributions                               61,517,510
   Fair value of withdrawals                                   (439,643)
                                                            -----------
   Net increase in net assets from capital transactions      61,077,867
                                                            -----------
TOTAL NET INCREASE IN NET ASSETS                             61,650,110
NET ASSETS
Beginning of period
                                                            -----------
End of period                                               $61,650,110
                                                            ===========

*    The portfolio commenced operations on February 7. 2007.

                       See Notes to Financial Statements.

STATE STREET TAX FREE MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

                                                 PERIOD
                                                 ENDED
                                               6/30/2007*
                                              (UNAUDITED)
                                              ----------
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (in thousands)   $61,650
   Ratios to average net assets:
      Gross operating expenses                   0.38%**
      Net operating expenses                     0.10%**
      Net investment income                      3.65%**
   Total return (a)                              1.42%

----------
*    The Portfolio commenced operations on February 7, 2007.

**   Annualized.

(a) Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.

                       See Notes to Financial Statements.

STATE STREET TAX FREE MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2007 (UNAUDITED)

1. ORGANIZATION

The State Street Master Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a business trust under the laws of The Commonwealth of Massachusetts on July 27, 1999. The Trust comprises nine investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Tax Free Limited Duration Bond Portfolio, the State Street Limited Duration Bond Portfolio and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Tax Free Money Market Portfolio (the "Portfolio"). At June 30, 2007, only the Portfolio, State Street Equity 500 Index Portfolio, State Street Tax Free Limited Duration Bond Portfolio and State Street Money Market Portfolio were in operation. The Portfolio commenced operations on February 7, 2007. The Portfolio is authorized to issue an unlimited number of non-transferable beneficial interests.

The Portfolio's investment objective is to maximize current income to the extent consistent with the preservation of capital and liquidity by investing in dollar denominated securities.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

SECURITY VALUATION: As permitted under Rule 2a-7 of the 1940 Act and subject to certain conditions therein, securities of the Portfolio are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSES: Securities transactions are recorded on a trade date basis for financial statement purposes. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily.

All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner's daily ownership percentage.

FEDERAL INCOME TAXES: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been "passed through" to the Portfolio's partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

STATE STREET TAX FREE MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2007 (UNAUDITED)

At June 30, 2007, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

EXPENSE ALLOCATION: Certain expenses are applicable to multiple Portfolios. Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses of the Trust that are not directly attributed to a Portfolio are allocated among the Portfolios, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Portfolios can otherwise be made fairly.

USE OF ESTIMATES: The Portfolio's financial statements are prepared in accordance with U.S. generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates.

3. RELATED PARTY FEES

The Portfolio has entered into an investment advisory agreement with SSgA FM. The Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser's services as investment adviser, the Portfolio pays the Adviser an annual fee of 0.10% of the Portfolio's average daily net assets. The Adviser has contractually agreed to cap the total operating expenses of the Portfolio at 0.10% of the Portfolio's average daily net assets until April 30, 2008. For the period ended June 30, 2007, SSgA FM reimbursed the Portfolio $44,140 under this agreement.

State Street is the administrator, custodian and transfer agent for the Portfolio. In compensation for State Street's services as administrator, custodian and transfer agent, the Trust pays State Street an annual fee, accrued daily at the rate of 1/365th of the applicable fee rate described below and payable monthly, of the following annual percentages of the Trust's average aggregate daily net assets during the month as follows:

                                           Annual percentage of
Asset Levels                        average aggregate daily net assets
------------                        ----------------------------------
First $400 Million                                0.03%
Thereafter                                        0.02
Minimum annual fee per portfolio:             $150,000

4. TRUSTEES' FEES

The Trust pays each trustee who is not an officer or employee of SSgA FM or State Street $2,500 for each meeting of the Board of Trustees and an additional $500 for each telephonic meeting attended. The Trust also pays each trustee an annual retainer of $30,000. Each trustee is reimbursed for out-of-pocket and travel expenses.

5. INDEMNIFICATIONS

The Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of

STATE STREET TAX FREE MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2007 (UNAUDITED)

losses or liabilities. The Trust's maximum exposure under these arrangements in unknown as this could involve future claims against the Trust.

6. NEW ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in portfolio NAV calculations as late as the Portfolio's last NAV calculation in the first required financial statement reporting period. As a result, the Portfolio has incorporated FIN 48 in its semi annual report at June 30, 2007. At this time, management has evaluated the implication of FIN 48 and there is no impact to the financial statements.

In addition, in September 2006, Statement of Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have, if any, on the Portfolio's financial statement disclosures.

STATE STREET TAX FREE MONEY MARKET PORTFOLIO
JUNE 30, 2007 (UNAUDITED)

GENERAL INFORMATION
PROXY VOTING POLICIES AND PROCEDURES AND RECORD

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures is available
(i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities and Exchange Commission (the "SEC") at www.sec.gov. Information on how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available by August 31
(i) without charge, upon request, by calling (877) 521-4083 or (ii) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

TRUST CONSIDERATION OF ADVISORY AGREEMENT

The Board of Trustees of the Trust met on November 30, 2006 (the "Meeting") to consider the approval of the investment advisory agreement for the Portfolio (the "Advisory Agreement"). In preparation for considering the Advisory Agreement, the Trustees had reviewed various materials provided by the Adviser, which they had requested through independent counsel. The Trustees who are not "interested persons" of the Trust within the meaning of the Investment Company Act of 1940, as amended (the "Independent Trustees"), also met separately with their counsel to consider the Advisory Agreement. In deciding whether to approve the Advisory Agreement, the Trustees considered various factors, including (i) the nature, extent and quality of the services to be provided by the SSgA Funds Management, Inc. (the "Adviser") under the Advisory Agreement, (ii) the costs to the Adviser of its services, and (iii) any additional benefits to the Adviser from its relationship with the Trust.

In considering the nature, extent and quality of the services to be provided by the Adviser, the Trustees relied on their prior direct experience as Trustees of the Trust as well as on the materials provided at the Meeting. The Board reviewed the Adviser's responsibilities under the Advisory Agreement and noted the experience and expertise that would be appropriate to expect of an adviser to the Portfolio. The Trustees reviewed the background and experience of the Adviser's senior management, including those individuals responsible for the investment and compliance operations relating to the investments of the Portfolio, and the responsibilities of the latter with respect to the Portfolio. They also considered the resources, operational structures and practices of the Adviser in managing the Portfolio's investments, in monitoring and securing the Portfolio's compliance with its investment objective and policies and with

STATE STREET TAX FREE MONEY MARKET PORTFOLIO
JUNE 30, 2007 (UNAUDITED)

applicable laws and regulations, and in seeking best execution of portfolio transactions. The Trustees also considered information about the Adviser's overall investment management business, noting that the Adviser manages assets for a variety of institutional investors and that the Adviser and its affiliates had over $1.6 trillion in assets under management as of September 30, 2006. They reviewed information regarding State Street's business continuity and disaster recovery program. Drawing upon the materials provided and their general knowledge of the business of the Adviser, the Trustees determined that the experience, resources and strength of the Adviser in the management of money market products appeared satisfactory. As discussed more fully below, they also determined that the advisory fee for the Portfolio was fair and reasonable. The Trustees also considered the fact that the Adviser has had wide experience in managing tax-free portfolios. On the basis of this review, the Trustees determined that the nature and extent of the services to be provided by the Adviser to the Portfolio was appropriate.

The Trustees noted that, while profitability of the investment adviser is typically a factor considered in evaluating an advisory agreement, since the Portfolio had not commenced operations, expected profitability could not be determined with precision at this time. However, they noted that, in light of the Portfolio's relatively low fees and the fact that the Portfolio is in its start-up phase, the Adviser's profitability was unlikely to be unreasonably high.

The Trustees had requested comparative information from Lipper Inc. with respect to fees paid by similar funds. The Trustees found that that the Portfolio's advisory fee was relatively low compared to many comparable portfolios. The Trustees also reviewed the estimated expense ratio of the Portfolio. The Board determined that the estimated expense ratio was reasonable in light of its peers. The Trustees concluded that the data available supported a finding as to the reasonableness of the Adviser's fees. The Trustees also considered the fees payable by the Portfolio for other services, including custodial, transfer agency and administration services. The Trustees also considered that to help limit expenses of the Portfolio, the Adviser had undertaken to reduce its advisory fee or otherwise reimburse expenses for the Portfolio. The Board determined that the Adviser's fees were fair and reasonable.

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees also considered that the Adviser's affiliates benefit from the Trust's relationship with State Street as fund administrator and custodian. They noted that the Adviser utilizes no soft-dollar arrangements in connection with the Portfolio's brokerage transactions. The Trustees concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render the Adviser's fees excessive.

The Trustees noted that, because the Portfolio had not yet commenced operations, any detailed consideration of economies of scale would be premature.

On the basis of these considerations of the factors noted above, the Trustees and the Independent Trustees acting separately, unanimously concluded that the Advisory Agreement is fair and reasonable and that it should be approved.

TRUSTEES
Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams
James E. Ross

INVESTMENT ADVISER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02109

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

STATE STREET TAX FREE MONEY MARKET PORTFOLIO
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

              STATE STREET TAX FREE LIMITED DURATION BOND PORTFOLIO

                               SEMI-ANNUAL REPORT

                                  JUNE 30, 2007

                                   (UNAUDITED)

STATE STREET TAX FREE LIMITED DURATION BOND PORTFOLIO

EXPENSE EXAMPLE

As a shareholder of the State Street Tax Free Limited Duration Bond Portfolio (the "Portfolio"), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1, 000 made at the beginning of the period shown and held for the entire period from January 1, 2007* to June 30, 2007.

The table below illustrates your Portfolio's costs in two ways:

     - BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1, 000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1, 000 (for example, an $8, 600 account value divided by $1, 000 = 8.6), then multiply the result by the number given for the Portfolio under the heading "Expenses Paid During Period".

     - BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case- because the return used is not the Portfolio's actual return- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2007

                                                      BEGINNING         ENDING      EXPENSES PAID
                                                    ACCOUNT VALUE   ACCOUNT VALUE       DURING
                                                        1/1/07         6/30/07         PERIOD *
                                                    -------------   -------------   -------------
BASED ON ACTUAL PORTFOLIO RETURN                      $1,000.00       $1,014.30         $0.40
BASED ON HYPOTHETICAL (5% RETURN BEFORE EXPENSES)     $1,000.00       $1,024.30         $0.50

* The calculations are based on expenses incurred in the most recent fiscal period of the Portfolio. The Portfolio's annualized average weighted expense ratio as of June 30, 2007 was 0.10%. "Actual" expense information for the Portfolio is for the period February 7, 2007 (date of initial public investment) to June 30, 2007. Actual expenses are equal to the annualized expense ratio of the Portfolio, multiplied by 144/365 (to reflect the period from initial public investment to June 30, 2007). "Hypothetical" expense information for the Portfolio is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but is multiplied by 181/365 (to reflect the full half-year period).

STATE STREET TAX FREE LIMITED DURATION BOND PORTFOLIO

PORTFOLIO STATISTICS (UNAUDITED)

PORTFOLIO COMPOSITION*                         JUNE 30, 2007
----------------------                         -------------
Hospital Revenue                                    21.0%
Miscellaneous Revenue                               14.3
Industrial Revenue/Pollution Control Revenue        13.6
Higher Education                                    12.5
General Obligation State                             8.5
Pre Refunded/Escrow to Maturity                      5.0
Cash                                                 4.1
Water & Sewer                                        4.1
Electricity and Power Revenue                        4.1
Housing Revenue                                      3.9
General Obligations                                  3.6
TRANS Revenue                                        2.8
Education Revenue                                    2.5
                                                   -----
Total                                              100.0%
                                                   =====

MATURITY LADDER                                JUNE 30, 2007
---------------                                -------------
0-3 Days                                             4.2%
4-90 Days                                           95.8%
                                                   -----
Total                                              100.0%
                                                   =====

*    The Portfolio's composition will vary over time.

STATE STREET TAX FREE LIMITED DURATION BOND PORTFOLIO

SCHEDULE OF INVESTMENTS - JUNE 30, 2007 (UNAUDITED)

                                                                    PRINCIPAL   RATE     DATE OF      VALUE
                                                                      AMOUNT      %     MATURITY        $
                                                                    ---------   ----   ----------   ---------
TAX-EXEMPT OBLIGATIONS -- 95.4%
ALABAMA -- 4.1%
Parrish Alabama Industrial Development Board PCRBs, Alabama Power
Co. PJ (a)                                                          1,500,000   3.86   06/01/2015   1,500,000
                                                                                                    ---------
ARIZONA -- 2.7%
Arizona Health Facilities Authority Revenue Bonds, Banner Health,
Series B, INS: FGIC, SPA: Bank of Nova Scotia (a)                   1,000,000   3.74   01/01/2035   1,000,000
                                                                                                    ---------
COLORADO -- 4.1%
City of Colorado Springs Utilities Revenue Bonds, Sub Lien,
Series A, SPA: Dexia Credit Local (a)                               1,500,000   3.76   11/01/2023   1,500,000
                                                                                                    ---------
CONNECTICUT -- 2.7%
Connecticut State Health & Education Facilities Revenue Bonds,
Quinnipac University, Series F, INS: Radian, SPA: Morgan
Guaranty Trust (a)                                                  1,000,000   3.88   07/01/2031   1,000,000
                                                                                                    ---------
DISTRICT OF COLUMBIA -- 4.9%
Washington DC Convention Center Authority Dedicated Tax
Revenue Bonds, Sr. Lien, INS: AMBAC                                 1,750,000   5.25   10/01/2011   1,797,880
                                                                                                    ---------
FLORIDA -- 3.8%
Palm Beach County Florida HFA Housing Revenue Bonds, Multifamily,
Cotton, Class D, LOC: Wachovia Bank N.A. (a)                        1,400,000   3.75   11/01/2007   1,400,000
                                                                                                    ---------
GEORGIA -- 2.7%
Burke County Georgia Development Authority PCRBs, Oglethorpe
Power Corporation, Series A, INS: FGIC, SPA: Credit Local De
France (a)                                                          1,000,000   3.78   01/01/2019   1,000,000
                                                                                                    ---------
ILLINOIS -- 10.3%
City of Chicago Illinois, Neighborhoods Alive 21, Class B, INS:
MBIA, SPA: Depfa Bank PLC (a)                                       1,300,000   3.76   01/01/2037   1,300,000
Illinois Development Finance Authority Revenue Bonds, Evanston
Northwestern, Class C, SPA: Bank One N.A. (a)                       1,460,000   3.80   05/01/2031   1,460,000
Illinois Finance Authority Revenue Bonds, Loyola University
Health, Series C, LOC: Charter One Bank FSB (a)                     1,000,000   3.77   04/01/2041   1,000,000
                                                                                                    ---------
                                                                                                    3,760,000
                                                                                                    ---------
INDIANA -- 2.7%
Petersburg Indiana PCRBs, Indiania Power & Light Co., Series B,
SPA: Lasalle National Bank (a)                                      1,000,000   3.83   01/01/2023   1,000,000
                                                                                                    ---------
MARYLAND -- 4.1%
Maryland State Health & Higher Educational Facilities Authority
Revenue Bonds, Universal Medical System, Series E, INS: FGIC,
SPA: Dexia Credit Local (a)                                         1,500,000   3.76   07/01/2041   1,500,000
                                                                                                    ---------

                       See Notes to Financial Statements

STATE STREET TAX FREE LIMITED DURATION BOND PORTFOLIO

SCHEDULE OF INVESTMENTS - JUNE 30, 2007 (UNAUDITED)

                                                                    PRINCIPAL   RATE     DATE OF      VALUE
                                                                      AMOUNT      %     MATURITY        $
                                                                    ---------   ----   ----------   ---------
MASSACHUSETTS -- 4.1%
Massachusetts State Health & Education Facilities Authority
Revenue Bonds, Harvard University, Series R, INS: GO of INSTN (a)   1,500,000   3.78   11/01/2049   1,500,000
                                                                                                    ---------
MISSOURI -- 3.4%
Missouri Development Finance Board Cultural Facilities Revenue
Bonds, Nelson Gallery Funding, Series B, INS: MBIA, SPA: JP
Morgan Chase Bank (a)                                               1,250,000   3.86   12/01/2031   1,250,000
                                                                                                    ---------
MONTANA -- 3.8%
Billings Montana IDBRs, CFS Continental, Inc. LOC: Toronto
Dominion Bank (a)                                                   1,400,000   3.75   12/01/2014   1,400,000
                                                                                                    ---------
New MEXICO -- 2.7%
New Mexico Finance Authority Revenue Bonds, Cigarette Tax-UNM
Health, Class B, INS: MBIA, SPA: Bank of America N.A. (a)           1,000,000   3.80   04/01/2019   1,000,000
                                                                                                    ---------
NEW YORK -- 2.7%
New York State Local Government Assistant Corp., Sub Lien,
Series 3V, INS: FGIC GO of Corp., INS: FGIC GO of Corp., SPA:
Bandesbank Baden-Wuerttemberg (a)                                   1,000,000   3.76   04/01/2024   1,000,000
                                                                                                    ---------
OHIO -- 6.8%
City of Columbus Ohio, SAN SWR, Series 1 (a)                        1,500,000   3.73   12/01/2026   1,500,000
Ohio State Higher Education Facility Community Revenue Bonds,
Kenyon College Project, LIQ: Hanis Bank (a)                         1,000,000   3.80   04/01/2022   1,000,000
                                                                                                    ---------
                                                                                                    2,500,000
                                                                                                    ---------
OKLAHOMA -- 3.5%
Oklahoma State Industries Authority Revenue Bonds, Integris
Baptist, Series B, INS: MBIA, SPA: JP Morgan Chase Bank (a)         1,285,000   3.86   08/15/2029   1,285,000
                                                                                                    ---------
PENNSYLVANIA -- 6.8%
Pennsylvania State Turnpike Community Revenue Bonds, Series A 1,
SPA: Westdeutsche Lanesbank (a)                                     1,000,000   3.78   12/01/2030   1,000,000
Washington County Pennsylvania Authority Revenue Bonds,
University of Pennsylvania (a)                                      1,500,000   3.76   07/01/2034   1,500,000
                                                                                                    ---------
                                                                                                    2,500,000
                                                                                                    ---------
PUERTO RICO -- 3.9%
Puerto Rico Electric Power Authority Revenue Bonds, Series 815,
INS: FSA/FGIC, LIQ: JP Morgan Chase Bank (a)                        1,445,000   3.75   01/01/2013   1,445,000
                                                                                                    ---------
TEXAS -- 11.5%
City of Arlington Texas Special Obligations Revenue Bonds,
Tax-Dallas Cowboys, Class B, INS: MBIA, SPA: Depfa Bank PLC (a)     1,400,000   3.80   08/15/2035   1,400,000

                       See Notes to Financial Statements

STATE STREET TAX FREE LIMITED DURATION BOND PORTFOLIO

SCHEDULE OF INVESTMENTS - JUNE 30, 2007 (UNAUDITED)

                                                                    PRINCIPAL   RATE     DATE OF
                                                                      AMOUNT      %     MATURITY      VALUE $
                                                                    ---------   ----   ----------   -----------
TEXAS -- (CONTINUED)
Harris County Health Facilities Development Corp. Revenue
   Bonds, Methodist Hospital Systems, Series A (a)                  1,300,000   3.85   12/01/2032     1,300,000
State of Texas, Tax & Revenue Antic Notes                           1,500,000   4.50   08/31/2007     1,501,455
                                                                                                    -----------
                                                                                                      4,201,455
                                                                                                    -----------
WASHINGTON -- 4.1%
Washington State, PUTTERs, Series 1422, INS: FSA, LIQ: JP
   Morgan Chase Bank (a)                                            1,495,000   3.79   07/01/2014     1,495,000
                                                                                                    -----------
Total Tax-Exempt Obligations
(Cost $35,040,935)                                                                                   35,034,335
                                                                                                    -----------
MONEY MARKET FUND -- 4.1%
State Street Institutional Investment Trust Tax Free Money
   Market Fund (b) (at net asset value)                             1,522,322   3.53   01/01/2050     1,522,322
                                                                                                    -----------
TOTAL INVESTMENTS (c)-- 99.5%
(COST $36,563,257)                                                                                   36,556,657
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.5%                                                           189,255
                                                                                                    -----------
NET ASSETS -- 100.0%                                                                                $36,745,912
                                                                                                    ===========

----------
(a)  Floating Rate Note- Interest rate shown is rate in effect at June 30, 2007.

(b)  Affiliated issuer. See table that follows for more information.

(c) Cost of investments shown approximates cost for federal income tax purposes.

ACRONYM   NAME
-------   ----
AMBAC     American Municipal Bond Assurance Corporation
FGIC      Financial Guaranty Insurance Company
HFA       Housing Finance Authority
INS       Insured
LIQ       Liquidity Agreement
LOC       Letter of Credit
PCRBs     Pollution Control Revenue Bonds
SPA       Standby Purchase Agreement

AFFILIATE TABLE

Certain investments made by the Portfolio were made in mutual funds affiliated with State Street and SSgA FM. The market value of this investment at June
30, 2007 is listed in the Portfolio of Investments.

                                              Shares purchased for   Shares sold for                             Income Earned
     Security         Number of shares held    the 6 Months ended      the 6 Months    Number of shares held   for the 6 Months
   Description            at 12/31/2006               6/30/07         ended 6/30/07         at 6/30/07           ended 6/30/07
-------------------   ---------------------   --------------------   ---------------   ---------------------   ----------------
State Street
Institutional Trust
Tax Free Money
Market Fund                     --                  1,993,731            471,409             1,522,322              $10,739

                        See Notes to Financial Statements

STATE STREET TAX FREE LIMITED DURATION BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2007 (UNAUDITED)

ASSETS
Investments in unaffiliated issuers at market (identified cost $35,040,935)               $35,034,335
Investments in non-controlled affiliates at market (net asset value $1,522,322)(Note 4)     1,522,322
                                                                                          -----------
                                                                                           36,556,657
Receivables:
   Interest receivable                                                                        221,636
   Receivable from adviser (Note 4)                                                             4,675
                                                                                          -----------
      Total assets                                                                         36,782,968
LIABILITIES
Payables:
   Management fee (Note 4)                                                                      3,016
   Administration, custody and transfer agent fees (Note 4)                                       626
   Professional fees                                                                           12,659
   Trustees' fees (Note 5)                                                                     11,007
   Accrued expenses and other liabilities                                                       9,748
                                                                                          -----------
      Total Liabilities                                                                        37,056
                                                                                          -----------
NET ASSETS                                                                                $36,745,912
                                                                                          ===========

                       See Notes to Financial Statements.

STATE STREET TAX FREE LIMITED DURATION BOND PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2007* (UNAUDITED)

INVESTMENT INCOME
   Interest income - unaffiliated issuers                                 $453,040
   Interest income - non-controlled affiliated issuer                       10,739
                                                                          --------
      Total Investment Income                                              463,779
EXPENSES
   Professional fees                                                        19,387
   Management fees (Note 4)                                                 12,307
   Trustees' fees (Note 5)                                                  11,118
   Printing fees                                                             5,088
   Administration, custody and transfer agent fees (Note 4)                  2,560
   Other expenses                                                            5,743
                                                                          --------
      Total Expenses                                                        56,203
   Less: Fee waivers/reimbursements by investment adviser (Note 4)
                                                                           (43,896)
                                                                          --------
      Total Net Expenses                                                    12,307
                                                                          --------
NET INVESTMENT INCOME                                                     $451,472
REALIZED AND UNREALIZED GAIN (LOSS)
Net change in net unrealized appreciation (depreciation) on Investments     (6,600)
                                                                          --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $444,872
                                                                          ========

*    The portfolio commenced operations on February 7, 2007.

                       See Notes to Financial Statements.

STATE STREET TAX FREE LIMITED DURATION BOND PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             For the
                                                                          Period Ended
                                                                         June 30, 2007*
                                                                           (Unaudited)
                                                                         --------------
INCREASE IN NET ASSETS FROM:
OPERATIONS
   Net investment income                                                  $   451,472
   Change in net unrealized appreciation (depreciation) of investments         (6,600)
                                                                          -----------
      Net increase in net assets resulting from operations                    444,872
                                                                          -----------
CAPITAL TRANSACTIONS
   Proceeds from contributions                                             36,398,995
   Fair value of withdrawals                                                  (97,955)
                                                                          -----------
   Net increase in net assets from capital transactions                    36,301,040
                                                                          -----------
TOTAL NET INCREASE IN NET ASSETS                                           36,745,912
NET ASSETS
Beginning of period                                                                --
                                                                          -----------
End of period                                                             $36,745,912
                                                                          ===========

*    The portfolio commenced operations on February 7, 2007.

                       See Notes to Financial Statements.

STATE STREET TAX FREE LIMITED DURATION BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

                                                                        Period
                                                                        Ended
                                                                      6/30/2007*
                                                                     (Unaudited)
                                                                     -----------
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000s)                                  $36,746
   Ratios to average net assets:
      Gross operating expenses                                          0.46%**
      Net operating expenses                                            0.10%**
      Net investment income                                             3.67%**
   Portfolio turnover rate                                              8.00%***
   Total return (a)                                                     1.43%

----------
*    The Portfolio commenced operations on February 7, 2007.

**   Annualized.

***  Not annualized

(a) Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.

                       See Notes to Financial Statements.

STATE STREET TAX FREE LIMITED DURATION BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2007 (UNAUDITED)

1. ORGANIZATION

The State Street Master Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a business trust under the laws of The Commonwealth of Massachusetts on July 27, 1999. The Trust comprises nine investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Tax Free Limited Duration Bond Portfolio, the State Street Limited Duration Bond Portfolio and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Tax Free Limited Duration Bond Portfolio (the "Portfolio"). The Portfolio commenced operations on February 7, 2007. At June 30, 2007, only the Portfolio, State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio and State Street Equity 500 Index Portfolio were in operation. The Portfolio is authorized to issue an unlimited number of non-transferable beneficial interests.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

SECURITY VALUATION: The Portfolio's investments are valued each business day by independent pricing services. Fixed-income securities and options are valued on the basis of the closing bid price. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSES: Securities transactions are recorded on a trade date basis for financial statement purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily based on average daily net assets.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner's daily ownership percentage.

FEDERAL INCOME TAXES: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income TAX purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been "passed through" to the Portfolio's partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

USE OF ESTIMATES: The Portfolio's financial statements are prepared in accordance with U.S. generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates.

3. SECURITIES TRANSACTIONS

For the six months ended June 30, 2007, purchases and sales of investment securities, excluding short-term investments, futures contracts, and in-kind contributions and withdrawals, aggregated to $37,487,355 and $2,440,000, respectively.

STATE STREET TAX FREE LIMITED DURATION BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2007 (UNAUDITED)

At June 30, 2007, the book cost of investments was $36,563,257 which approximates cost computed on a federal tax basis. The aggregate gross unrealized appreciation and gross unrealized depreciation was $0 and $6,600, respectively, resulting in net depreciation of $6,600 for all securities as computed on a federal income tax basis.

4. RELATED PARTY FEES

The Portfolio has entered into an investment advisory agreement with SSgA FM. The Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser's services as investment adviser, the Portfolio pays the Adviser an annual fee of 0.10% of the Portfolio's average daily net assets. The Adviser has contractually agreed to cap the total operating expenses of the Portfolio at 0.10% of the Portfolio's average daily net assets until April 30, 2008. For the period ended June 30, 2007, SSgA FM reimbursed the Portfolio $43,896 under this agreement.

State Street is the administrator, custodian and transfer agent for the Portfolio. In compensation for State Street's services as administrator, custodian and transfer agent, the Trust pays State Street an annual fee, accrued daily at the rate of 1/365th of the applicable fee rate described below and payable monthly, of the following annual percentages of the Trust's average aggregate daily net assets during the month as follows:

                                         Annual percentage of
Asset Levels                        average aggregate daily net assets
------------                        ---------------------------------
First $400 Million                                 0.03%
Thereafter                                         0.02
Minimum annual fee per portfolio:              $150,000

5. TRUSTEES' FEES

The Trust pays each trustee who is not an officer or employee of SSgA FM or State Street $2,500 for each meeting of the Board of Trustees and an additional $500 for each telephonic meeting attended. The Trust also pays each trustee an annual retainer of $30,000. Each trustee is reimbursed for out-of-pocket and travel expenses.

6. INDEMNIFICATIONS

The Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

7. NEW ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more- likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in portfolio NAV calculations as late as the Portfolio's last NAV calculation in the first required financial statement reporting period. As a result, the Portfolio has incorporated FIN 48 in its semi annual report at June 30, 2007. At this time, management has evaluated the implication of FIN 48 and there is no impact to the financial statements.

In addition, in September 2006, Statement of Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have, if any, on the Portfolio's financial statement disclosures.

STATE STREET TAX FREE LIMITED DURATION BOND PORTFOLIO
JUNE 30, 2007 (UNAUDITED)

GENERAL INFORMATION

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures is available
(i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities Exchange Commission (the "SEC") at www.sec.gov. Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available by August 31
(i) without charge, upon request, by calling (877) 521-4083 or (ii) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

TRUST CONSIDERATION OF ADVISORY AGREEMENT

The Board of Trustees of the Trust met on November 30, 2006 (the "Meeting") to consider the approval of the investment advisory agreement for the Portfolio (the "Advisory Agreement"). In preparation for considering the Advisory Agreement, the Trustees had reviewed various materials provided by the Adviser, which they had requested through independent counsel. The Trustees who are not "interested persons" of the Trust within the meaning of the Investment Company Act of 1940, as amended (the "Independent Trustees"), also met separately with their counsel to consider the Advisory Agreement. In deciding whether to approve the Advisory Agreement, the Trustees considered various factors, including (i) the nature, extent and quality of the services to be provided by the SSgA Funds Management, Inc. (the "Adviser") under the Advisory Agreement, (ii) the costs to the Adviser of its services, and (iii) any additional benefits to the Adviser from its relationship with the Trust.

In considering the nature, extent and quality of the services to be provided by the Adviser, the Trustees relied on their prior direct experience as Trustees of the Trust as well as on the materials provided at the Meeting. The Board reviewed the Adviser's responsibilities under the Advisory Agreement and noted the experience and expertise that would be appropriate to expect of an adviser to the Portfolio. The Trustees reviewed the background and experience of the Adviser's senior management, including those individuals responsible for the investment and compliance operations relating to the investments of the Portfolio, and the responsibilities of the latter with respect to the

STATE STREET TAX FREE LIMITED DURATION BOND PORTFOLIO
JUNE 30, 2007 (UNAUDITED)

Portfolio. They also considered the resources, operational structures and practices of the Adviser in managing the Portfolio's investments, in monitoring and securing the Portfolio's compliance with its investment objective and policies and with applicable laws and regulations, and in seeking best execution of portfolio transactions. The Trustees also considered information about the Adviser's overall investment management business, noting that the Adviser manages assets for a variety of institutional investors and that the Adviser and its affiliates had over $1.6 trillion in assets under management as of September 30, 2006. They reviewed information regarding State Street's business continuity and disaster recovery program. Drawing upon the materials provided and their general knowledge of the business of the Adviser, the Trustees determined that the experience, resources and strength of the Adviser in the management of fixed income products appeared satisfactory. As discussed more fully below, they also determined that the advisory fee for the Portfolio was fair and reasonable. The Trustees also considered the fact that the Adviser has had wide experience in managing tax-free portfolios. On the basis of this review, the Trustees determined that the nature and extent of the services to be provided by the Adviser indirectly to the Portfolio was appropriate.

The Trustees noted that, while profitability of the investment adviser is typically a factor considered in evaluating an advisory agreement, since the Portfolio had not commenced operations, expected profitability could not be determined with precision at this time. However, they noted that, in light of the Portfolio's relatively low fees and the fact that the Portfolio is in its start-up phase, the Adviser's profitability was unlikely to be unreasonably high.

The Trustees had requested comparative information from Lipper Inc. with respect to fees paid by similar funds. The Trustees found that that the Portfolio's advisory fee was relatively low compared to many comparable funds. The Trustees also reviewed the estimated expense ratio of the Portfolio. The Board determined that the estimated expense ratio was reasonable in light of its peers. The Trustees concluded that the data available supported a finding as to the reasonableness of the Adviser's fees. The Trustees also considered the fees payable by the Portfolio for other services, including custodial, transfer agency and administration services. The Trustees also considered that to help limit expenses of the Portfolio, the Adviser had undertaken to reduce its advisory fee or otherwise reimburse expenses for the Portfolio. The Board determined that the Adviser's fees were fair and reasonable.

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees also considered that the Adviser's affiliates benefit from the Trust's relationship with State Street as fund administrator and custodian. They noted that the Adviser utilizes no soft-dollar arrangements in connection with the Portfolio's brokerage transactions. The Trustees concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render the Adviser's fees excessive.

The Trustees noted that, because the Portfolio had not yet commenced operations, any detailed consideration of economies of scale would be premature.

STATE STREET TAX FREE LIMITED DURATION BOND PORTFOLIO
JUNE 30, 2007 (UNAUDITED)

On the basis of these considerations of the factors noted above, the Trustees and the Independent Trustees acting separately, unanimously concluded that the Advisory Agreement is fair and reasonable and that it should be approved.

TRUSTEES
Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams
James E. Ross

INVESTMENT ADVISER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

ADMINISTRATOR AND CUSTODIAN
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02109

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

STATE STREET TAX FREE LIMITED DURATION BOND PORTFOLIO
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

ITEM 2. CODE OF ETHICS.

Disclosure required in Registrant's annual Form N-CSR

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Disclosure required in Registrant's annual Form N-CSR

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Disclosure required in Registrant's annual Form N-CSR

ITEM 5. AUDIT COMMITTEES OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable to the Registrant.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Trust's second fiscal quarter covered by this Form N-CSR filing that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Certifications of principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the 1940 Act.

(b) Certifications of principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(b) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(REGISTRANT): State Street Master Funds


By: /s/ James E. Ross
    -----------------------------------
    James E. Ross
    President

Date: August 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ James E. Ross
    -----------------------------------
    James E. Ross
    President


By: /s/ Gary L. French
    -----------------------------------
    Gary L. French
    Treasurer

Date: August 23, 2007